UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                    Investment Company Act File No. 811-21905


                 First Trust/Aberdeen Emerging Opportunity Fund
          -------------------------------------------------------------
          Exact Name of Registrant as Specified in Declaration of Trust


            120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187
 ------------------------------------------------------------------------------
 Address of Principal Executive Offices (Number, Street, City, State, Zip Code)


                                W. Scott Jardine
                          First Trust Portfolios L.P.
                        120 East Liberty Drive, Suite 400
                             Wheaton, Illinois 60187
  -----------------------------------------------------------------------------
  Name and Address (Number, Street, City, State, Zip Code) of Agent for Service


                                 (630) 765-8000
               --------------------------------------------------
               Registrant's Telephone Number, including Area Code


                      Date of fiscal year end: December 31
                                               -----------


             Date of reporting period: July 1, 2009 - June 30, 2010
                                       ----------------------------


Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, N.E., Washington D.C. 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1.  Proxy Voting Record



HINDUSTAN UNILEVER LTD
SECURITY            Y3218E138                                         MEETING TYPE                  Annual
                                                                                                 General Meeting
TICKER SYMBOL       HINLF                                             MEETING DATE                  03-Jul-2009
ISIN                INE030A01027                                      AGENDA                       701993722 - Management

ITEM                PROPOSAL                                           TYPE                VOTE        FOR/AGAINST    PREFERRED
                                                                                                       MANAGEMENT     PROVIDER
                                                                                                                      RECOMMENDATION
1.                  Receive, and adopt the audited profit and loss  Management              For            For           None
                    account for the 15th month period ended 31
                    MAR, 2009, the balance sheet as at that date
                    and the reports of the Directors and Auditors
                    thereon
2.                  Approve to confirm the payment of interim       Management              For            For           None
                    dividend and to declare a final dividend on
                    equity shares for the 15 month period ended 31
                    MAR 2009
3.                  Re-elect Messrs. H. Manwani; D.S. Parekh;       Management              For            For           None
                    Prof. C.K. Prahalad; A. Narayan; S. Ramadorai;
                    and Dr. R.A. Mashelkar as the Directors in
                    place of the Directors who retires by rotation
4.                  Appoint M/S. Lovelock & Lewes, Chartered        Management              For            For           None
                    Accountants, Mumbai as Statutory Auditors of
                    the Company, to hold office from the
                    conclusion of this AGM until the conclusion of
                    next AGM and approve to fix their remuneration
                    for the YE 31 MAR 2010
5.                  Appoint Mr. Dhaval Buch as a Director of the    Management              For            For           None
                    Company, pursuant to the provision of section
                    257 and all other applicable provisions, if
                    any, of the Companies Act, 1956, pursuant to
                    the provisions of Section 260 of the Companies
                    Act 1956, liable to retire by rotation in
                    terms of the provisions of the Articles of
                    Association of the Company
6.                  Appoint Mr. Gopal Vittal as a Director of the   Management              For            For           None
                    Company, pursuant to the provisions of section
                    257 and all other applicable provisions, if
                    any, of the Companies Act 1956, liable to
                    retire by rotation in terms of the provisions
                    of the Articles of Association of the Company
7.                  Appoint Mr. Sridhar Ramamurthy as a Director    Management              For            For           None
                    of the Company, pursuant to the provisions of
                    Section 257 and all other applicable
                    provisions, if any, of the Companies Act,
                    1956, liable to retire by rotation in terms of
                    the provisions of the Articles of Association
                    of the Company
8.                  Appoint Mr. Dhaval Buch as the Wholetime        Management              For            For           None
                    Director of the Company, pursuant to the
                    provision of Section 198, 269, 309 and other
                    applicable provisions, if any, of the
                    Companies Act, 1956 read with schedule XIII to
                    the act, as amended, the approval of members
                    of the Company be accorded , liable to retire
                    by rotation in terms of the provisions of the
                    Articles of Association of the Company;
                    further that the remuneration of Mr. Dhaval
                    Buch in his capacity as a wholetime Director
                    be fixed by the Board or a duly constituted
                    committee thereof and thereafter be revised
                    from time to time, within the limits as
                    approved by the members by way of a special
                    resolution adopted at their meeting held on 04
                    APR 2008
9.                  Appoint Mr. Gopal Vittal as the Wholetime       Management              For            For           None
                    Director of the Company, pursuant to the
                    provision of Section 198, 269, 309 and other
                    applicable provisions, if any, of the
                    Companies Act, 1956 read with schedule XIII to
                    the act, as amended, the approval of members
                    of the Company be accorded, liable to retire
                    by rotation in terms of the provisions of the
                    Articles of Association of the Company;
                    further that the remuneration of Mr. Gopal
                    Vittal in his capacity as a wholetime Director
                    be fixed by the Board or a duly constituted
                    committee thereof and thereafter be revised
                    from time to time, within the limits as
                    approved by the members by way of a special
                    resolution adopted at their meeting held on 04
                    APR 2008
10.                 Appoint Mr. Sridhar Ramamurthy as the           Management              For            For           None
                    Wholetime Director of the Company, pursuant to
                    the provision of Section 198, 269, 309 and
                    other applicable provisions, if any, of the
                    Companies Act, 1956 read with schedule XIII to
                    the act, as amended, the approval of members
                    of the company be accorded , liable to retire
                    by rotation in terms of the provisions of the
                    Articles of Association of the Company;
                    further that the remuneration of Mr. Sridhar
                    Ramamurthy in his capacity as a wholetime
                    Director be fixed by the Board or a duly
                    constituted committee thereof and thereafter
                    be revised from time to time, within the
                    limits as approved by the members by way of a
                    special resolution adopted at their meeting
                    held on 04 APR 2008


Page 1


BHARTI AIRTEL LTD
SECURITY            Y0885K108                                         MEETING TYPE                 Other Meeting
TICKER SYMBOL       BHTIF                                             MEETING DATE                 07-Jul-2009
ISIN                INE397D01016                                      AGENDA                       702017319 - Management

ITEM                PROPOSAL                                           TYPE                VOTE        FOR/AGAINST    PREFERRED
                                                                                                       MANAGEMENT     PROVIDER
                                                                                                                      RECOMMENDATION
1.                  Approve, pursuant to the provisions of Section  Management              For            For           None
                    16, 94 and other applicable provisions, if
                    any, of the Companies Act 1956 [the Act] or
                    any other law for the time being in force
                    [including any statutory modification or re-
                    enactment thereof and the provisions of the
                    Articles of Association of the Company and
                    subject to such approval(s), permission(s),
                    sanction(s), confirmation(s), as may be
                    required under any law for the time being in
                    force, the consent of the Company be accorded
                    for sub-divisions of the existing equity
                    shares of face value of INR 10 each of the
                    Company into 2 equity shares of INR 5 each; to
                    substitute the existing Clause V of the
                    Memorandum of Association in the manner as
                    specified; the authorized share capital of the
                    Company is INR 25,000,000,000 divided into
                    5,000,000,000 equity shares of INR 5 each; to
                    cancel the existing share certificate(s) in
                    relation to the equity share capital held in
                    physical form and new share certificate(s) be
                    issued in respect of the equity shares held by
                    the members of the Company consequent upon the
                    sub-division of the equity shares as aforesaid
                    and in case of shares held in the demoralized
                    form, the sub-divided equity shares be
                    credited to the respective demate accounts of
                    the beneficiaries in lieu of the existing
                    shares held by them; authorize the Board of
                    Directors of the Company [the Board, which
                    expression shall also include a duly
                    constituted Committee thereof], to do all such
                    acts, deeds, and things and to delegate all or
                    any of the powers vested in the Board to any
                    Director(s) or Officer(s) of the Company as
                    may be required to give effect to the above
                    resolution
S.2                 Approve, pursuant to the provisions of Section  Management              For            For           None
                    31 and all other application provisions, if
                    any, of the Companies Act, 1956 [the Act] or
                    any other law for the time being in force
                    [including any statutory modification or re-
                    enactment thereof ] the present Articles of
                    Association of the Company, be substituted
                    with the new set of Articles of Association of
                    the Company; authorize the Board of Directors
                    of the Company [the Board, which expression
                    shall also include a duly constituted
                    Committee thereof] to do all such acts, deeds,
                    and things and to delegate all or any of the
                    powers vested in the Board any Director(s) or
                    Officer(s) of the Company as may be required
                    to give effect to the above resolution
S.3                 Approve, in accordance with the provisions of   Management              For            For           None
                    the Articles of Association of the Company and
                    pursuant to sub-sections(4) and (7) of Section
                    309 and other applicable provisions, if any,
                    of the Companies Act, 1956 [the Act] and any
                    amendment/re-enactment thereof, the consent of
                    the Company be accorded for payment of
                    commission to Independent Non-Executive
                    Directors of the Company not exceeding 1% of
                    the net profits of the Company in
                    each FY, as computed in accordance with the
                    provisions of Section 349 and 350 of the Act,
                    to be paid and divided amongst such
                    independent Non-executive Directors, in such
                    manner as the Board of directions in its
                    absolute discretion may decide from time to
                    time; authorize the Board of Directors of the
                    Company [the Board, which expression shall
                    also include a duly constituted Committee
                    thereof] to do all such acts, deeds, and
                    things and to delegate all or any of the
                    powers vested in the Board any Director(s) or
                    Officer(s) of the Company as may be required
                    to give effect to the above resolution

Page 2


HOUSING DEVELOPMENT FINANCE CORP LTD
SECURITY            Y37246157              MEETING TYPE                  Annual
                                                                         General Meeting
TICKER SYMBOL       HGDEF                  MEETING DATE                  22-Jul-2009
ISIN                INE001A01028           AGENDA                       702031143 - Management

ITEM                PROPOSAL                                           TYPE                VOTE        FOR/AGAINST    PREFERRED
                                                                                                       MANAGEMENT     PROVIDER
                                                                                                                      RECOMMENDATION
1.                  Receive and adopt the audited profit and loss   Management              For            For           None
                    account for the FYE 31 MAR 2009, the balance
                    sheet as at that date and the reports of the
                    Directors and the Auditors thereon
2.                  Declare a dividend on equity shares             Management              For            For           None
3.                  Re-appoint Mr. Shirish B. Patel as a Director,  Management              For            For           None
                    who retires by rotation
4.                  Re-appoint Mr. B.S. Mehta as a Director, who    Management              For            For           None
                    retires by rotation
5.                  Re-appoint Dr. S.A. Dave as a Director, who     Management              For            For           None
                    retires by rotation
6.                  Re-appoint Messrs. Deloitte Haskins & Sells,    Management              For            For           None
                    Chartered Accountants as the Auditors of the
                    Corporation, to hold office as such from the
                    conclusion of this meeting until the
                    conclusion of the next AGM, on a remuneration
                    of INR 60,00,000 plus applicable service tax
                    and reimbursement of out-of-pocket expenses
                    incurred by them for the purpose of audit of
                    the Corporation's accounts at the Head Office,
                    all its branch offices in India and its branch
                    office at London and Singapore; authorize the
                    Board of Directors of the Corporation,
                    pursuant to the provisions of Section
                    228(1)and other applicable provisions, if any,
                    of the Companies Act, 1956, to appoint Messrs.
                    Deloitte Haskins & Sells, Chartered
                    Accountants as Branch Auditors or any other
                    person who may be qualified to act as such in
                    consultation with the Auditors of the
                    Corporation and approve to fix their
                    remuneration for the purpose of audit of any
                    Branch Office that may be opened abroad by the
                    Corporation during the period until the
                    conclusion of the next AGM
7.                  Re-appoint, pursuant to the provisions of       Management              For            For           None
                    Section 228(1) and other applicable
                    provisions, if any, of the Companies Act,
                    1956, Messrs. Pannell Kerr Forster, Chartered
                    Accountants, as the Branch Auditors of the
                    Corporation, for the purpose of audit of the
                    accounts of the Corporation's Branch Office at
                    Dubai, to hold office as such from the
                    conclusion of this meeting until the
                    conclusion of the next AGM, on such terms and
                    conditions and on such remuneration as may be
                    fixed by the Board of Directors of the
                    Corporation, depending upon the nature and
                    scope of their work
8.                  Re-appoint, pursuant to the provisions of       Management              For            For           None
                    Sections 198, 269 read with Schedule XII, 309,
                    310, 311 and other applicable provisions, if
                    any, of the Companies Act, 1956, approval of
                    the Members of the Corporation, Mr. Deepak S.
                    Parekh as the Managing Director of the
                    Corporation with effect from 01 MAR 2009 upto
                    the close business hours on 31 DEC 2009, upon
                    the terms and conditions including
                    remuneration as specified which agreement is
                    hereby specifically approved and sanctioned
                    and authorize the Board of Directors of the
                    Corporation [Board which shall be deemed to
                    include the Compensation Committee of the
                    Board of Directors] to alter and vary the
                    terms and conditions of the said appointment
                    and/or agreement [including authority, from
                    time to time, to determine the amount or
                    salary and commission is also the type and
                    amount of perquisites and other benefits
                    payable to Mr. Deepak S. Parekh], in such
                    manner as may be agreed to between
                    the Board and Mr. Deepak S. Parekh provided
                    however that the remuneration payable to Mr.
                    Deepak S. Parekh shall not exceed the limits
                    specified in the said agreement and the limits
                    prescribed under Schedule XII to the Companies
                    Act, 1956, including any amendment,
                    modification, variation or re-enactment
                    thereof; in the event of any loss, absence or
                    inadequacy of profits in any FY during the
                    term of office of Mr. Deepak S. Parekh, the
                    remuneration payable to him by way of salary
                    allowances, commission and perquisites shall
                    not, without the approval of the Central
                    Government [if required] exceed the limits
                    prescribed under Schedule XIII and other
                    applicable provisions of the Companies Act,
                    1956, or any amendment, modification,
                    variation or re-enactment thereof; authorize
                    the Board to do all such acts, deeds, matters
                    and things and execute all such agreements,
                    documents, instruments and writings as may be
                    required, with power to settle all questions,
                    difficulties or doubts that may arise in
                    regard to the send re-appointments as it may
                    in its sole and absolute discretion deem fit
                    and to delegate all or any of its powers
                    herein conferred to any Director(s) and/or
                    Officer(s) of the Corporation, to give of this
                    resolution

Page 3


S.9                 Approve, pursuant to the provisions of          Management              For            For           None
                    Sections 198, 309(4) and other applicable
                    provisions if any of the Companies Act 1956
                    the non-whole time Directors of the
                    Corporation in additions to sitting fees being
                    paid to them for attending the meetings of the
                    Board of Directors of the Corporation
                    [referred to as the Board] and its committees
                    be paid every for a period of 5 year with
                    effect form 01 APR 2010 commission of an
                    amount as may be determine by the Board from
                    time to time subject to an overall ceiling of
                    1% of the net profits of the Corporation [to
                    be computed in the manner referred to in
                    Section 198(1) of the Companies Act 1956] to
                    be dividend amongst them in such manner as the
                    Board may form time to time determine
S.10                Authorize the Board of Directors of the         Management              For            For           None
                    Corporation [hereinafter referred to as the
                    'Board' which term shall be deemed to include
                    any Committee(s) constituted/to be constituted
                    by the Board to exercise its powers including
                    powers conferred by this resolution, to the
                    extent permitted by Law], pursuant to the
                    provisions of Section 81(1A) and other
                    applicable provisions, if any, of the
                    Companies Act, 1956, the Securities and
                    Exchange Board of India [disclosure and
                    investor protection] guidelines, 2000
                    [hereinafter referred to as DIP Guidelines],
                    including any amendment, modification,
                    variation or re-enactment thereof and subject
                    to the approval of the Members of the
                    Corporation and in accordance with the
                    provisions of the Memorandum and Articles of
                    Association of the Corporation, the listing
                    agreements entered into with the stock
                    exchanges on which the equity shares of the
                    Corporation are listed, the Foreign Exchange
                    Management, Act, 2000, the Foreign Exchange
                    Management [transfer or issue of securities by
                    a person resident outside India] regulations,
                    2000, the Foreign Exchange Management
                    [Borrowing or Rending in Rupees] regulations,
                    2000, including any amendment, modification,
                    variation or re-enactment thereof and such
                    other applicable rules, regulations,
                    guidelines, notifications, circulars and
                    clarifications issued/to be issued thereon by
                    the government of India [GOI], the Reserve
                    Bank of India [RBI], the Securities and
                    Exchange Board of India [SEBI], the National
                    Housing Bank [NHB] and/or any other
                    regulatory/statutory authorities, from time to
                    time, to the extent applicable and subject to
                    the consent and approvals of any
                    regulatory/statutory authorities, to offer
                    issue and allot warrants, with a right
                    exercisable by the warrant holder to exchange
                    the said warrant holder to exchange the said
                    warrants with equity shares of the Corporation
                    at a later date [hereinafter
                    referred to as 'Warrants' simultaneously with
                    the issue of Secured, Redeemable Non-
                    Convertible Debentures [NCDs], to Qualified
                    Institutional Placement [QIP] basis, pursuant
                    to and in accordance with the provisions of
                    Chapter XIII-A of the DIP Guidelines, for
                    cash, at such price or prices, in such manner
                    and where required, in consultation with the
                    merchant banker(s) and/or other advisor(s) or
                    otherwise and on such terms and conditions as
                    the Board may, in its sole and absolute
                    discretion, decide at the time of issue of the
                    NCDs and warrants, at such times and in 1 or
                    more tranches, so however that the Warrants
                    would result in a maximum issue of upto
                    1,093,53,706 equity shares of INR 10 each of
                    the Corporations, after they are exchanged
                    with the equity shares of the Corporation and
                    that the result in a maximum dilution of upto
                    3.5% of the expanded issued and paid-up equity
                    share capital of the Corporation, taking into
                    consideration the un-exercised stock options
                    and the foreign currency convertible bonds
                    pending for conversion, as on date and the
                    total amount raised through the issue of the
                    NCDs does not exceed INR 4,000 crores; the
                    pricing of the equity shares to be issued upon
                    exchange of the warrants, shall be in
                    accordance with the provisions of Chapter XIII
                    A of the DIP Guidelines and as may be decided
                    by the Board in its sole and absolute
                    discretion; the relevant date for determining
                    the price of the equity shares, to be issued
                    upon exchange of the warrants, shall be the
                    date of the meeting in which the Board decides
                    to open the proposed issue of the NCDs and
                    warrants, in accordance with the provisions of
                    Chapter XIII-A of the DIP Guidelines; the
                    issue and allotment of the NCDs and warrants
                    shall be made only to QIBs within the meaning
                    of the DIP guidelines such NCDs shall be fully
                    paid-up on its allotment which shall be
                    completed within 12 months from the date of
                    passing of this resolution; the equity shares
                    to be issued and allotted upon exchange of the
                    warrants shall rank pari passu inter se and
                    with the then existing shares of the
                    Corporation in all respects; such of these
                    NCDs and Warrants to be issued as are not
                    subscribed may be disposed off by the Board in
                    such manner and / or on such terms including
                    offering or placing them with QIBs in
                    accordance with the provisions of Chapter XIII-
                    A of the DIP guideline as the Board may deem
                    fit and proper in its sole and absolute
                    discretion; for the purpose of giving effect
                    to the above, the Board, where required in
                    consultation with the merchant bankers and/or
                    other advisors, be and is hereby authorized to
                    determine the form, terms and timing of the
                    issues/offerings, including the selection of
                    QIBs to whom the NCDs and Warrants are to be
                    offered, issued and allotted, issue price,
                    face value and the number of equity shares to
                    be allotted upon exchange of the Warrants, the
                    price and premium on exchange of the Warrants,
                    rate of interest, period of exchange or
                    variation of the price or period of such
                    exchange, listing of the NCDs and Warrants
                    separately on the concerned Stock Exchanges
                    and matters related thereto, as the Board may
                    decide, in its sole and absolute discretion;
                    authorize the Board to finalize and approve
                    the preliminary as well as the final placement
                    document, if required, for the proposed issue
                    of the NCDs and Warrants and to authorize any
                    Directors or officers of the Corporation to
                    sign the above documents for and on behalf of
                    the Corporation together with the authority to
                    amend, vary or modify the same as such
                    authorized persons may consider necessary,
                    desirable or expedient and for the purpose
                    aforesaid, to give such declarations,
                    affidavits, certificates, consents and/or
                    authorities as may in the opinion of such
                    authorized persons, be required from time to
                    time, and to arrange for the submission of the
                    preliminary and final placement document, and
                    any amendments and supplements thereto, with
                    any applicable government and/or
                    regulatory/statutory authorities, institutions
                    or bodies, as may be required, authorize the
                    Board for the purpose of giving effect to the
                    above, to do all such acts, deeds, matters and
                    things as it may, in its sole and absolute
                    discretion, deem necessary or desirable, for
                    such purpose, including but not limited to
                    entering into arrangements for appointment of
                    agents such as merchant bankers, custodians,
                    stabilizing agents, and/or such other
                    advisors, to issue any offer documents,
                    including but not limited to placement
                    document, and to sign all agreements, deeds,
                    documents and writings and to pay any fees,
                    commissions, remuneration, expenses relating
                    thereto and with power to settle all
                    questions, disputes, difficulties or doubts
                    that may arise in regard to such issues or
                    allotments as the Board may decide, in its
                    sole and absolute discretion, including
                    providing any and all clarifications that may
                    be required by the relevant regulators or
                    Stock Exchanges or other authorities and/or
                    making any modifications to this Special
                    Resolution for meeting the requirements of any
                    regulators or any Stock Exchanges or other
                    authorities; authorize the Board to delegate
                    to the extent permitted by law, all or any of
                    the powers herein conferred to any Directors
                    or any Officer(s) of the Corporation


Page 4


SAMSUNG ELECTRONICS CO LTD, SUWON
SECURITY            Y74718118           MEETING TYPE                  Annual
                                                                      General Meeting
TICKER SYMBOL       SSNNF               MEETING DATE                  24-Jul-2009
ISIN                KR7005931001        AGENDA                       702045611 - Management

ITEM                PROPOSAL                                           TYPE                VOTE        FOR/AGAINST    PREFERRED
                                                                                                       MANAGEMENT     PROVIDER
                                                                                                                      RECOMMENDATION


MIGROS TICARET A.S.
SECURITY            M7024Q105              MEETING TYPE                  Ordinary
                                                                         General Meeting
TICKER SYMBOL       MHE                    MEETING DATE                  30-Jul-2009
ISIN                TREMGTI00012           AGENDA                       702045217 - Management

ITEM                PROPOSAL                                           TYPE                VOTE        FOR/AGAINST    PREFERRED
                                                                                                       MANAGEMENT     PROVIDER
                                                                                                                      RECOMMENDATION
1.                  Opening of the assembly and elect the           Management             No Action      N/A            None
                    Chairmanship
2.                  Receive the Board of Directors activity         Management             No Action      N/A            None
                    report, Auditors' report and independent
                    external Auditing Company's [basaran nas
                    serbest muhasebeci mali musavirlik a.s.]
                    report; approve the balance sheet and income
                    statement of 2008
3.                  Grant discharge to the members of the Board of  Management             No Action      N/A            None
                    Directors and Auditors for the operations of
                    Company in 2008
4.                  Approve the distribution of profit and the      Management             No Action      N/A            None
                    date of the distribution
5.                  Approve to give information in accordance with  Management             No Action      N/A            None
                    the Corporate Governance principals, about the
                    policies on distribution of profit for 2009
                    and subsequent years
6.                  Elect the members of the Board of Directors     Management             No Action      N/A            None
                    and approve to determine their term in office
7.                  Elect the Auditors and approve to determine     Management             No Action      N/A            None
                    their term in office
8.                  Approve to determine the remuneration for the   Management             No Action      N/A            None
                    members of the Board of Directors and the
                    Auditors
9.                  Approve to give information about the           Management             No Action      N/A            None
                    donations given to the foundations and
                    associations which are having tax exemption
                    across the year 2008
10.                 Ratify the election of Independent Auditing     Management             No Action      N/A            None
                    Company held by the Board of Directors in
                    accordance with the regulation concerning the
                    capital market Independent Auditing issued by
                    Capital Market Board
11.                 Approve to grant the permission to the members  Management             No Action      N/A            None
                    of the Board of Directors to become partner to
                    the Companies operating in the same field of
                    business in person or on behalf of other
                    persons and to make all necessary transactions
                    in accordance with the Articles 334 and 335 of
                    the Turkish Trade Code
12.                 Authorize the Chairmanship in order to sign     Management             No Action      N/A            None
                    the minutes of the assembly
13.                 Wishes                                          Management             No Action      N/A            None


Page 5


GRASIM INDS LTD
SECURITY            Y28523135                 MEETING TYPE                  Annual
                                                                            General Meeting
TICKER SYMBOL       GRSJF                     MEETING DATE                  08-Aug-2009
ISIN                INE047A01013              AGENDA                       702048958 - Management

ITEM                PROPOSAL                                           TYPE                VOTE        FOR/AGAINST    PREFERRED
                                                                                                       MANAGEMENT     PROVIDER
                                                                                                                      RECOMMENDATION
1.                  Receive and adopt the audited balance sheet as  Management              For            For           None
                    at 31 MAR 2009 and the profit and loss account
                    for the YE 31 MAR 2009 and the reports of the
                    Directors and the Auditors of the Company
2.                  Declare a dividend on equity shares for the YE  Management              For            For           None
                    31 MAR 2009
3.                  Re-appoint Mr. R.C. Bhargava as a Director,     Management              For            For           None
                    who retires by rotation
4.                  Re-appoint Mrs. Rajashree Birla as a Director,  Management              For            For           None
                    who retires by rotation
5.                  Re-appoint Mr. Cyril Shroff as a Director, who  Management              For            For           None
                    retires by rotation
6.A                 Appoint Messrs. G.P. Kapadia & Co., Chartered   Management              For            For           None
                    Accountants, Mumbai and Messrs. Deloitte
                    Haskins & Sells, Chartered Accountants, Mumbai
                    as the Joint Statutory Auditors of the Company
                    under Section 224 and other applicable
                    provisions, if any, of the Companies Act, 1956
                    to hold office as such from the conclusion of
                    this meeting until the conclusion of the next
                    AGM of the Company, at a remuneration of INR
                    80,00,000 to be shared by them in such
                    proportion as maybe decided by the Audit
                    Committee / Board of Directors of the Company,
                    plus service tax as applicable and
                    reimbursement of actual out of pocket
                    expenses, as may be incurred in the
                    performance of their duties;
6.B                 Re-appoint, pursuant to the provisions of       Management              For            For           None
                    Section 228 and other applicable. provisions,
                    if any, of the Companies Act;1956, Messrs.
                    Vidyarthi & Sons, Chartered Accountants,
                    Gwalior as the Branch Auditors of the Company,
                    to audit the Accounts in respect of the
                    Company's Vikram Woollens Division, to hold
                    office from the conclusion of this Meeting
                    until the conclusion of the next AGM of the
                    Company at a remuneration of INR 75,000 plus
                    service tax as applicable and reimbursement of
                    actual out of pocket expenses, as may be
                    incurred in the performance of their duties
7.                  Elect, pursuant to the provisions of Section    Management              For            For           None
                    257 and all other applicable provisions, if
                    any, of the Companies Act, 1956, Mr. A.K.
                    Dasgupta as a Director of the Company, who is
                    liable to retire by rotation
8.                  Elect, pursuant to the provisions of Section    Management              For            For           None
                    257 and all other applicable provisions, if
                    any, of the Companies Act, 1956, Mr. D.D.
                    Rathi as a Director of the Company, who is
                    liable to retire by rotation


AKSIGORTA A S
SECURITY            M0376Z104             MEETING TYPE       ExtraOrdinary
                                                             General Meeting
TICKER SYMBOL       AKSGF                 MEETING DATE       27-Aug-2009
ISIN                TRAAKGRT91O5          AGENDA            702062794 - Management

ITEM                PROPOSAL                                           TYPE                VOTE        FOR/AGAINST    PREFERRED
                                                                                                       MANAGEMENT     PROVIDER
                                                                                                                      RECOMMENDATION
1.                  Opening and forming the Presidency of the Board Management              For            For           None
2.                  Authorize the Board of Directors to sign the    Management              For            For           None
                    minutes of the meeting
3.                  Authorize the Board of Directors as per         Management          Against        Against           None
                    transfer of shares from Akbank Turk Anonim
                    Sirketi and Avivasa Emeklilik Ve Hayat Anonim
                    Sirketi to Haci Omer Sabanci Holding Anonim
                    Sirketi
                    Comments-Approve spin off of company holdings -
                     this essentially amounts to a sale of
                    Aksigorta holdings to its major shareholder,
                    and there is no way for minority shareholders
                    to know whether the proposed sale will be
                    undertaken at fair market value.  Believe this
                    warrants further disclosure, which is absent.
4.                  Approve the deciding on assigning new Board     Management              For            For           None
                    Members


Page 6


CIMSA CIMENTO SANAYI VE TICARET AS, MERSIN
SECURITY            M2422Q104            MEETING TYPE                  ExtraOrdinary
                                                                       General Meeting
TICKER SYMBOL       CSTYF                MEETING DATE                  28-Aug-2009
ISIN                TRACIMSA91F9         AGENDA                       702070272 - Management

ITEM                PROPOSAL                                           TYPE                VOTE        FOR/AGAINST    PREFERRED
                                                                                                       MANAGEMENT     PROVIDER
                                                                                                                      RECOMMENDATION
1.                  Opening of the assembly and elect the           Management              For            For           None
                    Chairmanship
2.                  Authorize the Chairmanship to sign the minutes  Management              For            For           None
                    of the assembly
3.                  Ratify the amendment of the Articles 3, 4, 6,   Management              For            For           None
                    16 and 21 of the Articles of Association
4.                  Approve to give information to the general      Management              For            For           None
                    assembly about the disclosure policy adopted
                    by the Board of Directors' resolution dated 30
                    APR 2009 and composed in accordance with
                    capital market Board's Communique Serial :VIII
                    and No: 54



DAH SING BANKING GROUP LTD
SECURITY            Y1923F101              MEETING TYPE      ExtraOrdinary
                                                             General Meeting
TICKER SYMBOL       DHSBF                  MEETING DATE      16-Sep-2009
ISIN                HK2356013600           AGENDA           702081871 - Management

ITEM                PROPOSAL                                           TYPE                VOTE        FOR/AGAINST    PREFERRED
                                                                                                       MANAGEMENT     PROVIDER
                                                                                                                      RECOMMENDATION
1.                  Approve and ratify the Agreement [as            Management              For            For           None
                    specified, a copy of which has been produced
                    to the meeting marked "A" and signed by the
                    Chairman of the meeting for the purpose of
                    identification] and the execution thereof and
                    implementation of all transactions thereunder;
                    approve the conditional upon the Listing
                    Committee of The Stock Exchange of Hong Kong
                    Limited granting the listing of, and the
                    permission to deal in, the Subscription Shares
                    [as specified], the issue and allotment of the
                    Subscription Shares under the specific
                    mandate; and authorize the Directors of the
                    Company to sign, execute, perfect and deliver
                    all such documents and do all such deeds,
                    acts, matters and things as they may in their
                    absolute discretion consider necessary or
                    desirable for the purpose of or in connection
                    with the implementation of the Agreement and
                    all transactions and other matters
                    contemplated thereunder or ancillary thereto,
                    to waive compliance from and/or agree to any
                    amendment or supplement to any of the
                    provisions of the Agreement which in their
                    opinion is not of a material nature and to
                    effect or implement any other matters referred
                    to in this resolution


Page 7


HERO HONDA MOTORS LTD
SECURITY            Y3179Z146              MEETING TYPE        Annual
                                                               General Meeting
TICKER SYMBOL       HRHDF                  MEETING DATE        22-Sep-2009
ISIN                INE158A01026           AGENDA             702085297 - Management

ITEM                PROPOSAL                                           TYPE                VOTE        FOR/AGAINST    PREFERRED
                                                                                                       MANAGEMENT     PROVIDER
                                                                                                                      RECOMMENDATION
1.                  Receive, approve and adopt the audited balance  Management              For            For           None
                    sheet of the Company as at 31 MAR 2009, and
                    the profit and loss account for the YE on that
                    date together with the reports of the
                    Directors and the Auditors thereon
2.                  Declare a dividend of INR 20 per equity share   Management              For            For           None
                    on 19,96,87,500 equity shares of INR 2 each
                    for the FY 2008-2009
3.                  Re-appoint Gen. [Retd.] V.P. Malik as a         Management              For            For           None
                    Director, who retires by rotation
4.                  Re-appoint Mr. Brijmohan Lall Munjal as a       Management              For            For           None
                    Director, who retires by rotation
5.                  Re-appoint Mr. Sunil Kant Munjal as a           Management              For            For           None
                    Director, who retires by rotation
6.                  Re-appoint Mr. Takashi Nagai as a Director,     Management              For            For           None
                    who retires by rotation
7.                  Appoint M/s. A.F. Ferguson & Co., Chartered     Management              For            For           None
                    Accountants, New Delhi, the retiring Auditors,
                    as the Auditors to hold office from the
                    conclusion of this meeting until the
                    conclusion of the next AGM and approve to fix
                    their remuneration



GRUPO FINANCIERO BANORTE S A B DE C V
SECURITY            P49501201               MEETING TYPE    Ordinary
                                                            General Meeting
TICKER SYMBOL       GBOOF                   MEETING DATE    05-Oct-2009
ISIN                MXP370711014            AGENDA         702098016 - Management

ITEM                PROPOSAL                                           TYPE                VOTE        FOR/AGAINST    PREFERRED
                                                                                                       MANAGEMENT     PROVIDER
                                                                                                                      RECOMMENDATION
i.                  Approve to pay a cash dividend in the amount    Management              For            For           None
                    of MXN 0.18 per share
ii.                 Receive the report from the outside Auditor     Management              For            For           None
                    regarding the fiscal situation of the Company
iii.                Approve the designation of a delegate or        Management              For            For           None
                    delegates to formalize and carry out if
                    relevant, the resolutions passed by the meeting
iv.                 Approve the meeting minutes                     Management          Abstain        Against           None


Page 8


HANG LUNG GROUP LTD
SECURITY            Y30148111                    MEETING TYPE     Annual
                                                                  General Meeting
TICKER SYMBOL       HNLGF                        MEETING DATE     20-Oct-2009
ISIN                HK0010000088                 AGENDA          702095464 - Management

ITEM                PROPOSAL                                           TYPE                VOTE        FOR/AGAINST    PREFERRED
                                                                                                       MANAGEMENT     PROVIDER
                                                                                                                      RECOMMENDATION
1.                  Receive and approve the financial statements    Management              For            For           None
                    and the reports of the Directors and the
                    Auditors for the YE 30 JUN 2009
2.                  Declare a final dividend                        Management              For            For           None
3.a                 Re-elect Ms. Laura Lok Yee Chen as a Director   Management          Against        Against           None
3.b                 Re-elect Dr. York Liao as a Director            Management              For            For           None
3.c                 Re-elect Mr. Shang Shing Yin as a Director      Management              For            For           None
3.d                 Authorize the Board of Directors to fix the     Management              For            For           None
                    Directors' fees
4.                  Re-appoint KPMG as the Auditors of the Company  Management              For            For           None
                    and authorize the Directors to fix the
                    Auditors' remuneration
5.                  Authorize the Directors of the Company, to      Management              For            For           None
                    purchase shares in the capital of the Company,
                    during the relevant period, the aggregate
                    nominal amount of shares of the Company which
                    may be purchased by the Company on the Stock
                    Exchange of Hong Kong Limited [the Stock
                    Exchange] or any other stock exchange
                    recognized for this purpose by the Securities
                    and Futures Commission and The Stock Exchange
                    under the Hong Kong Code on share repurchases
                    pursuant to the approval in this resolution,
                    shall not exceed 10% of the aggregate nominal
                    amount of the share capital of the Company in
                    issue at the date of passing of this
                    resolution; and [Authority expires the earlier
                    of the conclusion of the next meeting of the
                    Company or the expiration of the period within
                    which the next AGM of the Company is to be
                    held by law]
6.                  Authorize the Directors of the Company,         Management          Against        Against           None
                    pursuant to Section 57B of the Companies
                    Ordinance, during the relevant period [as
                    specified in Resolution 5 in the notice of the
                    Meeting], to allot, issue and deal with
                    additional shares in the capital of the
                    Company and to allot, issue or grant
                    securities convertible into shares in the
                    capital of the Company or options, warrants or
                    similar rights to subscribe for any such
                    shares or such convertible securities and to
                    make or grant offers, agreements and options,
                    not exceeding the aggregate of: a) 20% of the
                    aggregate nominal amount of the share capital
                    of the Company in issue at the date of passing
                    this resolution plus; b) if the Directors are
                    so authorized by a separate ordinary
                    resolution of the shareholders of the Company
                    set out as Resolution 7 in the notice of the
                    meeting, the nominal amount of share capital
                    repurchased by the Company subsequent to the
                    passing of this resolution, up to maximum
                    equivalent to 10% of the aggregate nominal
                    amount of the share capital of the Company in
                    issue at the date of passing of this
                    resolution, otherwise than pursuant to: i) a
                    rights issue [as specified]; or ii) the
                    exercise of rights of subscription or
                    conversion under the terms of any warrants
                    issued by the Company or any securities which
                    are convertible into the shares of the
                    Company; iii) any Option Scheme or similar
                    arrangement for the time being adopted for the
                    grant or issue of shares or rights to acquire
                    shares
                    of the Company or iv) any scrip dividend or
                    similar arrangement providing for the
                    allotment of shares in lieu of the whole or
                    part of a dividend on shares of the Company in
                    accordance with the Articles of Association of
                    the Company; and [Authority expires the
                    earlier of the conclusion of the next meeting
                    of the Company or the expiration of the period
                    within which the next AGM of the Company is to
                    be held by law]
7.                  Authorize the Directors of the Company to       Management          Against        Against           None
                    exercise the powers of the Company referred in
                    Resolution No.6 in the notice of the meeting
                    in respect of the share capital of the Company
                    referred in such resolution
                    Any other business                              Non-Voting                                           None


Page 9


TRUWORTHS INTERNATIONAL LTD
SECURITY            S8793H130                          MEETING TYPE   Annual
                                                                      General Meeting
TICKER SYMBOL       TRV                                MEETING DATE   05-Nov-2009
ISIN                ZAE000028296                       AGENDA        702111686 - Management

ITEM                PROPOSAL                                           TYPE                VOTE        FOR/AGAINST    PREFERRED
                                                                                                       MANAGEMENT     PROVIDER
                                                                                                                      RECOMMENDATION
1.                  Receive and adopt the Group and the Company     Management              For            For           None
                    audited annual financial statements for the
                    period ended 28 JUN 2009
2.1                 Re-elect A.J. Taylor as a Director of the       Management              For            For           None
                    Company in accordance with its Articles of
                    Association which provide that at least one-
                    third of the Directors, who retires by
                    rotation at the AGM
2.2                 Re-elect A.E. Parfett as a Director of the      Management              For            For           None
                    Company in accordance with its Articles of
                    Association which provide that at least one-
                    third of the Directors, who retires by
                    rotation at the AGM
2.3                 Re-elect C.T. Ndlovu as a Director of the       Management              For            For           None
                    Company in accordance with its Articles of
                    Association which provide that at least one-
                    third of the Directors, who retires by
                    rotation at the AGM
3.                  Approve to renew the Directors' general         Management              For            For           None
                    authority, which shall be limited in aggregate
                    to 5% of the Company's shares in issue at 28
                    JUN 2009, over both the unissued shares and
                    the repurchased ordinary shares of the Company
                    until the following AGM; this general
                    authority shall include the power to allot or
                    to sell as the case may be such shares for
                    cash subject to the provisions of the
                    Companies Act, as amended or substituted [the
                    Act] and the JSE Listings Requirements, in
                    particular this resolution which if passed
                    would constitute a waiver by Members of their
                    pre-emptive rights, is subject to not less
                    than 75% of the votes of all Members entitled
                    to vote and in attendance or represented at
                    the meeting being cast in favor and is further
                    subject to paragraphs 5.52, 5.75 and 11.22 of
                    such requirements which in summary provide as
                    follows: such shares may only be issued or
                    sold as the case may be to public shareholders
                    as defined in such requirements and not to
                    related parties; such shares may not in any 1
                    FY in the aggregate exceed 15% of the
                    Company's issued shares the number that may be
                    issued or sold as the case may be being
                    determined in accordance with subparagraph
                    5.52 [c] of such requirements; the maximum
                    discount at which such shares may be issued or
                    sold as the case may be is 10% of the weighted
                    average traded price of such shares on the JSE
                    over the 30 business days preceding the date
                    of determination of the issue or selling price
                    as the case may be; after the Company has
                    issued shares in terms of this general
                    authority representing on cumulative basis
                    within a FY, 5% or more of the number of
                    shares in issue prior to that issue, the
                    Company will publish an announcement
                    containing full details of the issue
                    including: the number of shares issued; the
                    average discount to the weighted average
                    traded price of the shares over the 30
                    business days prior to the date that the price
                    of the issue was determined or agreed by the
                    Directors; and the effects of the issue on the
                    net asset value per share net tangible asset
                    value per share earnings per share headline
                    earnings per share and diluted earnings and
                    headline earnings per share

Page 10


S.4                 Authorize the Company, a general approval       Management              For            For           None
                    contemplated in the Act, the acquisition from
                    time to time, either by the Company itself or
                    by its subsidiaries, of the Company's issued
                    shares and including the acquisition by the
                    Company of any of its issued shares held by
                    its subsidiaries, upon such terms and
                    conditions and in such amounts as the
                    Directors of the Company may from time to time
                    decide, subject however to the provisions of
                    the Act and the JSE Listings Requirements
                    relating to general repurchases of shares, it
                    being recorded that it is currently required
                    that general repurchases of a Company's shares
                    can be made only if: a) the Company and its
                    subsidiaries are enabled by their Articles to
                    acquire such shares; b) authorize the Company
                    and its subsidiaries by their Members in terms
                    of special resolutions taken at general
                    meetings, to make such general repurchases,
                    [Authority expires the earlier of the
                    conclusion of the next AGM or 15 months from
                    the date of the Special Resolution]; c) such
                    repurchases are effected through the order
                    book operated by the JSE trading system and
                    without any prior understanding or arrangement
                    between the Company and a counterparty, unless
                    the JSE otherwise permits; d) such repurchases
                    are limited to a maximum of 20% per FY of the
                    Company's issued shares of that class at the
                    time the aforementioned authorization is
                    given, a maximum of 10% in aggregate of the
                    Company's issued shares that may have been
                    repurchased being capable of being held by
                    subsidiaries of the Company; e) such
                    repurchases are made at a price no greater
                    than 10% above the weighted average market
                    price of the Company's shares traded on the
                    JSE over the 5 business days immediately
                    preceding the date on which the transaction is
                    effect; f) at any point in time, the Company
                    appoints only one agent to effect any
                    repurchase on the Company's behalf; g) the
                    Company may only undertake such repurchases if
                    thereafter it still complies with the JSE
                    Listings Requirements concerning shareholder
                    spread; h) such repurchases are not effected
                    during prohibited periods as defined by the
                    JSE, unless complied with the conditions as
                    specified in the JSE Listing Requirement
5.                  Re-appoint Ernst & Young Inc, as the            Management              For            For           None
                    Independent External Auditors to audit the
                    Group's annual financial statements for the
                    period ending 27 JUN 2010 which has indicated
                    that Ms. Tina Rookledge, being a Director of
                    that firm and a Registered Auditor, will
                    undertake the audit and the Directors endorse
                    the recommendation of the Groups Audit
                    Committee that this firm be re-appointed for
                    the ensuing period and that the terms of its
                    engagement and fees be determined by such
                    Committee
6.1                 Approve the fees of the Non-Executive           Management              For            For           None
                    Chairman: ZAR 370,000 for the period ending 27
                    JUN 2010 [2009: ZAR 320,000]
6.2                 Approve the fees of the Non-Executive           Management              For            For           None
                    Directors: ZAR 165,000 for the period ending
                    27 JUN 2010 [2009: ZAR 150,000]
6.3                 Approve the fees of the Audit Committee         Management              For            For           None
                    Chairman: ZAR 90,000 for the period ending 27
                    JUN 2010 [2009: ZAR 75,000]
6.4                 Approve the fees of the Audit Committee         Management              For            For           None
                    Member: ZAR 60,000 for the period ending 27
                    JUN 2010 [2009: ZAR 55,000]
6.5                 Approve the fees of the Remuneration Committee  Management              For            For           None
                    Chairman: ZAR 67,000 for the period ending 27
                    JUN 2010 [2009: ZAR 60,000]
6.6                 Approve the fees of the Remuneration Committee  Management              For            For           None
                    Member: ZAR 48,000 for the period ending 27
                    JUN 2010 [2009: ZAR 45,000]
6.7                 Approve the fees of the Risk Committee Member:  Management              For            For           None
                    ZAR 35,000 for the period ending 27 JUN 2010
                    [2009: ZAR 30,000]
6.8                 Approve the fees of the Non-Executive           Management              For            For           None
                    Committee Chairman: ZAR 25,000 for the period
                    ending 27 JUN 2010 [2009: ZAR 20,000]


Page 11


BIM BIRLESIK MAGAZALAR A S JT
STK CO
SECURITY            M2014F102           MEETING TYPE                  ExtraOrdinary
                                                                      General Meeting
TICKER SYMBOL       BMBRF               MEETING DATE                  10-Nov-2009
ISIN                TREBIMM00018        AGENDA                       702123631 - Management

ITEM                PROPOSAL                                           TYPE                VOTE        FOR/AGAINST    PREFERRED
                                                                                                       MANAGEMENT     PROVIDER
                                                                                                                      RECOMMENDATION
1.                  Elect the Chairmanship and authorize the        Management          No Action                        None
                    Chairmanship to sign the minutes of the assembly
2.                  Approve the Board of Directors' proposal        Management          No Action                        None
                    concerning distribution of profit from the
                    profit of 2008 which was transferred to the
                    extraordinary reserves
3.                   wishes                                         Management          No Action                        None



MASSMART HOLDINGS LTD
SECURITY            S4799N114             MEETING TYPE      Annual
                                                            General Meeting
TICKER SYMBOL       MMRTF                 MEETING DATE      25-Nov-2009
ISIN                ZAE000029534          AGENDA           702140043 - Management

ITEM                PROPOSAL                                           TYPE                VOTE        FOR/AGAINST    PREFERRED
                                                                                                       MANAGEMENT     PROVIDER
                                                                                                                      RECOMMENDATION
O.1                 Adopt the annual financial statements of the    Management              For            For           None
                    Company and the Group for the YE 28 JUN 2009,
                    as specified
O.2                 Re-elect Mr. MD Brand to the Board of           Management              For            For           None
                    Directors of the Company, who retires by
                    rotation
O.3                 Re-elect Mr. ZL Combi to the Board of           Management              For            For           None
                    Directors of the Company, who retires by
                    rotation
O.4                 Re-elect Mr. GRC Hayward to the Board of        Management              For            For           None
                    Directors of the Company, who retires by
                    rotation
O.5                 Re-elect Mr. JC Hodkinson to the Board of       Management              For            For           None
                    Directors of the Company, who retires by
                    rotation
O.6                 Re-elect Mr. P Maw to the Board of Directors    Management              For            For           None
                    of the Company, who retires by rotation
O.7                 Approve the Non-Executive Directors' annual     Management              For            For           None
                    remuneration, for the 2010 FY as specified;
                    Chairman of the Board: ZAR 675,000, Deputy
                    Chairman: ZAR 490,000, Directors: ZAR 200,000,
                    Committee Chairmen: ZAR 200,000, Committee
                    Members: ZAR 94,000 with the Members of the
                    Audit Committee receiving an additional ZAR
                    25,000 each due to the increased meetings and
                    responsibilities brought about by the
                    Corporate Laws Amendment Act
O.8                 Re-elect Messrs. Deloitte & Touche [with Mr.    Management              For            For           None
                    Andre Dennis as the Audit Partner] as the
                    Company's Auditors for the ensuing FY, as
                    approved by the Massmart Audit Committee and
                    recommended to shareholders
O.9                 Approve to place all the ordinary shares in     Management              For            For           None
                    the authorized but unissued share capital of
                    the Company under the control of the Directors
                    in terms of Section 221(2) of the Companies
                    Act, 1973 [Act 61 of 1973], as amended [the
                    Act], who shall be authorized to allot and
                    issue such shares to such person or persons on
                    such terms and conditions as they may deem fit
                    but not exceeding 5% of the number of shares
                    already in issue; such allotment will be in
                    accordance with the Act and JSE Limited [JSE]
                    Listing Requirements

Page 12


O.10                Authorize the Directors, subject to the JSE     Management              For            For           None
                    Listings Requirements, to issue the ordinary
                    shares in the authorized but unissued share
                    capital of the Company for cash to such person
                    or persons on such terms and conditions as
                    they may deem fit, subject to the following:
                    the shares shall be of a class already in
                    issue; the shares shall be issued to public
                    shareholders [as defined in the JSE Listings
                    Requirements] and not to related parties [as
                    defined in the JSE Listings Requirements]; the
                    issues in the aggregate in any 1 FY shall not
                    exceed 5% of the number of shares already in
                    issue; the maximum discount at which the
                    shares may be issued shall be 10% of the
                    weighted average traded price of the shares
                    over the 30 business days prior to the date
                    that the price agreed between the Company and
                    the party subscribing for the securities;
                    [Authority expires the earlier of the
                    Company's next AGM or 15 months]; once the
                    securities have been issued, the Company shall
                    publish an announcement in accordance with
                    Paragraph 11.22 of the JSE Listings Requirements
O.11                Authorize the Company, subject to the passing   Management              For            For           None
                    and registration of Resolutions S.2 and S.3
                    and the passing of Resolution O.12, by way of
                    a specific authority in terms of Section 221
                    of the Companies Act No.61 of 1973, as amended
                    and the JSE Listings Requirements to allot and
                    issue 2,000,000 B convertible, redeemable,
                    participating preference shares with a par
                    value of ZAR 0.01 each in the authorized but
                    unissued share capital of the Company at an
                    issue price of ZAR 0.01 per B convertible,
                    redeemable, participating preference share to
                    the trustees for the time being of the
                    Massmart Black Scarce Skills Trust [formerly
                    the Massmart Black Management Trust] [Master's
                    Reference No. IT 7745/06] pursuant to the
                    terms and conditions of the subscription
                    agreement which will lie open for inspection
                    for 14 days prior to the date of the AGM at
                    which this resolution will be proposed
O.12                Approve, subject to the passing and             Management              For            For           None
                    registration of Resolutions S.2 and S.3 and
                    the passing of O.11, to increase the number of
                    B convertible, redeemable, participating
                    preference shares with a par value of ZAR 0.01
                    that may be allocated by the trustees of the
                    Massmart Black Scarce Skills Trust [formerly
                    the Massmart Black Management Trust] [Master's
                    Reference No. IT 7745/06] ['the Trust'] from
                    2,000,000 to 4,000,000 and otherwise on the
                    terms and conditions of the deed of the Trust
S.1                 Authorize the Company and its subsidiaries, in  Management              For            For           None
                    terms of Sections 85(2) and 85(3) of the
                    Companies Act 61 of 1973, as amended [the Act]
                    and the JSE Listings Requirements, from time
                    to time to acquire the ordinary and/or
                    preference shares in the issued share capital
                    of the Company from such shareholder/s, at
                    such price, in such manner and subject to such
                    terms and conditions as the Directors may deem
                    fit, but subject to the Articles of
                    Association of the Company, the Act and the
                    JSE Listings Requirements, and provided that:
                    acquisitions may not be made at a price
                    greater than 10% above the weighted average of
                    the market value for the shares determined
                    over the 5 business days prior to the date
                    that the price for the acquisition is
                    effected; acquisitions in the aggregate in any
                    1 FY shall not exceed 15% of that class of the
                    Company's issued share capital; the repurchase
                    of securities will be effected through the
                    order book operated by the JSE trading system
                    and will be done without any prior
                    understanding or arrangement between the
                    Company and the counter party; the Company
                    will only appoint 1 agent, at any point in
                    time, to effect the repurchases on the
                    Company's behalf; the Company will only
                    undertake a repurchase of securities if, after
                    such repurchases, the Company complies with
                    the shareholder spread requirements of the
                    JSE; neither the Company nor its subsidiaries
                    may repurchase securities during a prohibited
                    period unless a repurchase program is in place
                    where the dates and quantities of securities
                    to be traded during the relevant period are
                    fixed and where full details of the programme
                    have been disclosed in an announcement over
                    SENS prior to the commencement of the
                    prohibited period; an announcement complying
                    with 11.27 of the JSE Listings Requirements
                    will be published by the Company when the
                    Company and/or its subsidiaries have
                    cumulatively repurchased 3% of the Company's
                    issued ordinary and/or preference share
                    capital and for each 3% in aggregate
                    thereafter; [Authority expires the earlier of
                    the Company's next AGM or 15 months]
S.2                 Authorize the Company, subject to the passing   Management              For            For           None
                    and registration of Resolution S.3 and the
                    passing of  Resolutions O.11 and O.12, to
                    increase the share capital from ZAR 5,400,000
                    comprising: 500,000,000 ordinary shares with a
                    par value of ZAR 0.01 each; 20,000,000 non-
                    redeemable, cumulative, non-participating
                    preference shares with a par value of ZAR 0.01
                    each; 18,000,000 'A' convertible, redeemable,
                    non-cumulative, participating preference
                    shares with a par value of ZAR 0.01 each; and
                    2,000,000 'A' convertible, redeemable,
                    participating preference shares with a par
                    value of ZAR 0.01 each [the 'B Preference
                    Shares'] [the 'Current Share Capital'] to ZAR
                    5,420,000 comprising the current share capital
                    and an additional 2,000,000 B preference
                    shares by creating the said 2,000,000 B
                    preference shares having the rights,
                    privileges, restrictions and conditions as
                    specified in Article 43 of the Articles of
                    Association of the Company
S.3                 Amend subject to the passing and registration   Management              For            For           None
                    of Resolution S.2 and the passing of
                    Resolutions O.11 and O.12, the Articles 42 and
                    43 of the Articles of Association of the
                    Company a specified
                    Other business                                  Non-Voting                                           None


Page 13


MULTIPLAN EMPREENDIMENTOS IMOBILIARIOS SA
SECURITY            P69913104           MEETING TYPE  ExtraOrdinary
                                                      General Meeting
TICKER SYMBOL       MULT3               MEETING DATE  28-Dec-2009
ISIN                BRMULTACNOR5        AGENDA       702177937 - Management

ITEM                PROPOSAL                                           TYPE                VOTE        FOR/AGAINST    PREFERRED
                                                                                                       MANAGEMENT     PROVIDER
                                                                                                                      RECOMMENDATION
I.                  Approve the protocol and justification of       Management              For            For           None
                    merger of its controlled Companies Solucao
                    Imobiliaria Participacoes E Empreendimentos
                    Ltda., Industrias Luna S.A., JPL
                    Empreendimentos Ltda., merged Companies, which
                    was entered into by the Managements of the
                    Companies on 10 DEC 2009 and which states the
                    conditions of the merger of the Merged
                    Companies into the Company
II.                 Ratify the hiring of the specialized Company    Management              For            For           None
                    Apsis Consultoria Empresarial Ltda., with its
                    headquarters at Rua Sao Jose No. 90, Grupo
                    1802, in the city of Rio De Janeiro, State of
                    Rio De Janeiro, with Corporate taxpayer ID
                    CNPJ Number 27.281.922.0001.70, as being
                    responsible for the evaluation of the book net
                    worth of the merged Companies and for the
                    preparation of the respective equity valuation
                    reports
III.                Approve the valuation reports prepared by       Management              For            For           None
                    Apsis Consultoria Empresarial Ltda.
IV.                 Approve the merger of the Merged Companies      Management              For            For           None
                    into the Company
V.                  Authorize the Managers of the Company to do     Management              For            For           None
                    all the acts necessary for the implementation
                    of the merger referred to in Item I



TELECOMUNICACOES DE SAO PAULO SA - TELESP
SECURITY            P90337109                                         MEETING TYPE  ExtraOrdinary
                                                                                    General Meeting
TICKER SYMBOL       TSPMF                                             MEETING DATE  30-Dec-2009
ISIN                BRTLPPACNOR8                                      AGENDA       702181277 - Management

ITEM                PROPOSAL                                           TYPE                VOTE        FOR/AGAINST    PREFERRED
                                                                                                       MANAGEMENT     PROVIDER
                                                                                                                      RECOMMENDATION
I                   Approve the ratification, nomination and        Management          No Action                        None
                    hiring of the specialized Company, Hirashima
                    Associados Ltda, appointed by the Managements
                    of the Company and of A. Telecom S.A for the
                    preparation of the valuation report necessary
                    for the discussion concerning the spin off of
                    A. Telecom, with the merger, by the Company,
                    of the transferred part of the net assets
                    Comments-Shares will be sold prior to voting
                    deadline cut off.
II                  Approve to examine and discuss the  i           Management          No Action                        None
                    protocol and justification of the spin off of
                    A. Telecom, with the merger of the transferred
                    assets by Telecomunicacoes De Sao Paulo S.A.
                    Telesp;  ii  the valuation report prepared by
                    the specialized Company mentioned in item  i
                    above;  iii  and the merger of the transferred
                    part of the net assets of A. Telecom by the
                    Company


Page 14


GRASIM INDS LTD
SECURITY            Y28523135                      MEETING TYPE     Court Meeting
TICKER SYMBOL       GRSJF                          MEETING DATE     04-Jan-2010
ISIN                INE047A01013                   AGENDA          702174943 - Management

ITEM                PROPOSAL                                           TYPE                VOTE        FOR/AGAINST    PREFERRED
                                                                                                       MANAGEMENT     PROVIDER
                                                                                                                      RECOMMENDATION
S.1                 Approve, pursuant to the provisions of          Management              For            For           None
                    Sections 78, 100 and other applicable
                    provisions, if any, of the Companies Act, 1956
                    and Article 65 of the Articles of Association
                    of the Company and subject to obtaining
                    approvals, consents, permissions and sanctions
                    as may be required including that of the
                    creditors [if necessary], the sanction by the
                    High court of Madhya Pradesh, Indore and High
                    Court of Gujarat to the Scheme of Arrangement
                    between the Company and Samruddhi Cement
                    Limited and their respective shareholders and
                    creditors, and further subject to such
                    conditions as many be prescribed while
                    granting such approvals, consents, permissions
                    and sanctions which the Board of Directors
                    [hereinafter referred to as the 'Board' which
                    term shall include any Committee which the
                    Board of Directors of the Company may have
                    constituted or may thereafter constitute
                    and/or any Director or any individual,
                    delegated with the powers necessary for the
                    purpose] of the Company may agree and accept,
                    the reduction in the Share Premium Account of
                    the Company by INR 823.88 crores and the
                    preference share capital redemption reserve of
                    the Company by INR 1.48 crores



AKSIGORTA A S
SECURITY            M0376Z104             MEETING TYPE    Annual
                                                          General Meeting
TICKER SYMBOL       AKSGK                 MEETING DATE    04-Jan-2010
ISIN                TRAAKGRT91O5          AGENDA         702180415 - Management

ITEM                PROPOSAL                                           TYPE                VOTE        FOR/AGAINST    PREFERRED
                                                                                                       MANAGEMENT     PROVIDER
                                                                                                                      RECOMMENDATION
1                   Opening and formation of the Board              Management          No Action                        None
                    Comments-To prevent share blocking
2                   Authorize the Board to sign the minutes of the  Management          No Action                        None
                    meeting
3                   Approve the deliberation on the balance sheet   Management          No Action                        None
                    and the income table dated 30 JUN 2009 that
                    will be taken as basis for the partial split off
4                   Approve to inform the shareholders on the       Management          No Action                        None
                    report of the expert panel dated 13 OCT 2009
                    that has been assigned by the resolution dated
                    28 SEP 2009 of the Beyoglu 1st Commercial
                    Court of First Instance with Basis No:
                    2009/184 and Resolution No: 2009/184 on the
                    subject of split off
5                   Approve to attest the Split Off Agreement that  Management          No Action                        None
                    has been signed for the transfer, through
                    partial split-off and in the form of real
                    capital, to the Company Haci Omer Sabanci
                    Holding Anonim Sirketi of the share
                    certificates of the Companies Akbank Turk
                    Anonim Sirketi and Avivasa Emeklilik Ve Hayat
                    Anonim Sirketi that are included in the
                    Company's subsidiary portfolio
6                   Approve to resolve the partial split off, to    Management          No Action                        None
                    the Company Haci Omer Sabanci Holding Anonim
                    Sirketi of the share certificates of the
                    Companies Akbank Turk Anonim Sirketi and
                    Avivasa Emeklilik Ve Hayat Anonim Sirketi that
                    are included in the Company's subsidiary
                    portfolio
7                   Amend the 8th Article of the Company's          Management          No Action                        None
                    Articles of Association : capital through
                    partial split off


Page 15


GRUPO FINANCIERO BANORTE S A B DE C V
SECURITY            P49501201                                         MEETING TYPE  Ordinary
                                                                                    General Meeting
TICKER SYMBOL       GBOOF                                             MEETING DATE  15-Feb-2010
ISIN                MXP370711014                                      AGENDA       702228140 -  Management

ITEM                PROPOSAL                                           TYPE                VOTE        FOR/AGAINST    PREFERRED
                                                                                                       MANAGEMENT     PROVIDER
                                                                                                                      RECOMMENDATION
1                   Approve to pay a cash dividend equivalent to    Management              For            For           None
                    MXN 0.17 per share
2                   Approve the designation of delegate(s) to       Management              For            For           None
                    formalize and execute the resolutions taken by
                    the assembly
3                   Approve the minutes of the assembly             Management              For            For           None



GRASIM INDS LTD
SECURITY            Y28523135                                         MEETING TYPE ExtraOrdinary
                                                                                          General Meeting
TICKER SYMBOL       GRSTF                                             MEETING DATE 25-Feb-2010
ISIN                INE047A01013                                      AGENDA      702227174 - Management

ITEM                PROPOSAL                                           TYPE                VOTE        FOR/AGAINST    PREFERRED
                                                                                                       MANAGEMENT     PROVIDER
                                                                                                                      RECOMMENDATION
S.1                 Approve the amalgamation of Samruddhi Cement    Management              For            For           None
                    Limited Samruddhi, a wholly owned unlisted
                    subsidiary of the Company with UltraTech
                    Cement  UltraTech a listed subsidiary of the
                    Company  with effect from the appointed date,
                    i.e. opening of business in 01 JUL 2010 or
                    such other date as may be determined by the
                    Boards of Directors of Samruddhi and UltraTech
                    under and in accordance with a scheme of
                    amalgamation  the Amalgamation Scheme
                    pursuant to provisions of Section 391 to 394
                    and other applicable provisions of the
                    Companies Act 1956  the Act  and in terms of
                    the Amalgamation Scheme as placed before this
                    meeting; authorize the Board of Directors of
                    the Company which includes any committee
                    thereof or any Director or officer or person
                    authorized in that behalf , to convey and
                    furnish the consent of the Company including
                    the approval of the shareholders of the
                    Company  to the amalgamation of Samruddhi with
                    UltraTech by way of the Amalgama
-                   ..contd..be necessary  including, without       Non-Voting                                           None
                    limitation, Samruddhi, UltraTech, the stock
                    exchanges and the relevant High Courts , and
                    to assent and approve at their discretion any
                    alterations, variations or modifications to
                    the Amalgamation Scheme which the shareholders
                    and creditors of UltraTech or Samruddhi or
                    High Courts or any other authority may deem
                    fit to approve or impose, and to make any
                    modifications as they may consider necessary
                    in relation to the procedure and modalities of
                    effecting the transactions contemplated in the
                    Amalgamation Scheme; authorize the Board of
                    Directors of the Company  which includes any
                    committee thereof or any Director or Officer
                    or person authorized in that behalf , for the
                    purpose of giving effect to this resolution,
                    to do all such acts, deeds, matters and things
                    as they may deem necessary and expedient at
                    their absolute discretion


Page 16


KIMBERLY-CLARK DE MEXICO SAB DE CV
SECURITY            P60694117                                         MEETING TYPE  Ordinary
                                                                                    General Meeting
TICKER SYMBOL       KCDMF                                             MEETING DATE  25-Feb-2010
ISIN                MXP606941179                                      AGENDA       702239078 - Management

ITEM                PROPOSAL                                           TYPE                VOTE        FOR/AGAINST    PREFERRED
                                                                                                       MANAGEMENT     PROVIDER
                                                                                                                      RECOMMENDATION
I.                  Presentation and, if relevant, approval of the  Non-Voting                                           None
                    report from the general Director prepared in
                    accordance with Article 172 of the General
                    Mercantile Companies Law, accompanied by the
                    opinion of the Outside Auditor, regarding the
                    operations and results of the Company for the
                    fiscal year that ended on 31 DEC 2009, as
                    well as the opinion of the board of directors
                    regarding the content of said report,
                    presentation and, if relevant, approval of the
                    report from the board of Directors that is
                    referred to in Article 172, Line B, of the
                    General Mercantile Companies Law in which the
                    main accounting and information policies and
                    criteria followed in the preparation of the
                    financial information of the Company are
                    contained, presentation and, if relevant,
                    approval of the financial statements of the
                    Company to 31 DEC 2009, both individual and
                    consolidated, and the allocation of results
                    from the fiscal year, presentation and, if
                    relevant, approval of the report regarding
                    the fulfillment of the t ax obligations that
                    are the responsibility of the Company,
                    presentation and, if relevant, approval of
                    the annual report regarding the activities
                    carried out by the Audit and Corporate
                    Practices Committee; resolutions in this regard
II.                 Presentation and, if relevant, approval of a    Non-Voting                                           None
                    proposal from the Board of Directors to pay a
                    cash dividend, coming from the balance of the
                    net fiscal profit account in the amount of
                    MXN in 3.20 per share, to each one of the
                    common, nominative, shares without par value
                    in circulation from the series A and B, as
                    well as to each one of the special series T
                    Shares that is assigned, said dividend will
                    be paid in four installments of MXN 0.80 per
                    share, on 8 APR, 8 JUL, 7-OCT and 2 DEC, 2010;
                    resolutions in this regard
III.                Appointment and/or ratification, of the         Non-Voting                                           None
                    members of the Board of Directors, both full
                    and alternate, as well as of the chairperson
                    of the Audit and Corporate Practices
                    Committee, determination regarding the
                    independence of the Members of the Board of
                    Directors of the Company, in accordance with
                    that which is established in Article 26 of
                    the Securities Market Law; resolutions in this
                    regard
IV.                 Remuneration to the Members of the Board of     Non-Voting                                           None
                    Directors and of the Separate Committees,
                    both full and alternate, as well as for the
                    secretary of the company; resolutions in this
                    regard
V.                  Presentation and, if relevant, approval of the  Non-Voting                                           None
                    report from the Board of Directors regarding
                    the policies of the Company in regard to the
                    acquisition of its own shares and, if
                    relevant, placement of the same, proposal to
                    cancel up to 16,109,100 common, nominative
                    shares with no par value, from Class I,
                    representative of the fixed part of the share
                    capital, coming from the share repurchase
                    program that are in the Company's treasury, of
                    which 8,158,100
                    are Series A and 7,951,000 are Series B,
                    proposal, and if relevant, approval of the
                    maximum amount of funds that can be allocated
                    to the purchase of our own shares for the
                    2010 fiscal year, proposal and, if relevant,
                    approval of the amendment of Article 5 of
                    the Corporate Bylaws of the Company, to
                    reflect the corresponding decrease in the
                    fixed part of the share capital; resolutions
                    in this regard
VI.                 Designation of delegates who will formalize     Non-Voting                                           None
                    and carry out the resolutions passed by the
                    Annual and EGM of shareholders.


Page 17


PT ASTRA INTERNATIONAL TBK
SECURITY            Y7117N149                                         MEETING TYPE   ExtraOrdinary
                                                                                     General Meeting
TICKER SYMBOL       PTAIF                                             MEETING DATE   01-Mar-2010
ISIN                ID1000057607                                      AGENDA        702240312 - Management

ITEM                PROPOSAL                                           TYPE                VOTE        FOR/AGAINST    PREFERRED
                                                                                                       MANAGEMENT     PROVIDER
                                                                                                                      RECOMMENDATION
1                   Approve the change of the Board of Directors    Management          Abstain        Against           None
                    Composition



PUBLIC BANK BHD
SECURITY            Y71497104                                         MEETING TYPE  Annual
                                                                                    General Meeting
TICKER SYMBOL       PBLUF                                             MEETING DATE  02-Mar-2010
ISIN                MYL1295OO004                                      AGENDA       702232327 - Management

ITEM                PROPOSAL                                           TYPE                VOTE        FOR/AGAINST    PREFERRED
                                                                                                       MANAGEMENT     PROVIDER
                                                                                                                      RECOMMENDATION
1.                  Receive the audited financial statements for    Management              For            For           None
                    the FYE 31 DEC 2009 and the reports of the
                    Directors and the Auditors thereon
2.                  Re-elect Dato Yeoh Chin Kee as a Director, who  Management              For            For           None
                    retires by rotation pursuant to Article 111 of
                    the Company's Articles of Association
3.                  Re-elect Y.A.M. Tengku Abdul Rahman Ibni        Management              For            For           None
                    Sultan Haji Ahmad Shah Al-Mustain Billah as a
                    Director, who retires by rotation pursuant to
                    Article 111 of the Company's Articles of
                    Association
4.                  Re-appoint Tan Sri Dato Sri Dr. Teh Hong Piow   Management              For            For           None
                    as a Director of the Company, who retires
                    pursuant to Section 129 of the Companies Act
                    1965, until the next AGM
5.                  Re-appoint Tan Sri Dato Thong Yaw Hong as a     Management              For            For           None
                    Director of the Company, who retires pursuant
                    to Section 129 of the Companies Act 1965,
                    until the next AGM
6.                  Re-appoint Dato Dr. Haji Mohamed Ishak bin      Management              For            For           None
                    Haji Mohamed Ariff as a Director of the
                    Company, who retires pursuant to Section 129
                    of the Companies Act 1965, until the next AGM
7.                  Approve the payment of Directors' fees of MYR   Management              For            For           None
                    1,305,000 for the FYE 31 DEC 2009
8.                  Re-appoint Messrs. KPMG as the Auditors of the  Management              For            For           None
                    Company for the FYE 31 DEC 2010 and authorize
                    the Directors to fix the Auditors' remuneration
9.                  Authorize the Company, subject to the           Management              For            For           None
                    Companies Act, 1965, the Memorandum and
                    Articles of Association of the Company and the
                    requirements of Bank Negara Malaysia, Bursa
                    Malaysia Securities Berhad  Bursa Malaysia
                    and any other relevant authorities, to
                    purchase such number of ordinary shares of MYR
                    1.00 each in PBB as may be determined by the
                    Directors from time to time through Bursa
                    Malaysia upon such terms and conditions as the
                    Directors may deem fit in the interest of the
                    Company provided that the aggregate number of
                    shares purchased pursuant to this resolution
                    does not exceed 10% of the total issued and
                    paid-up share capital of the Company; an
                    amount not exceeding PBB's total audited
                    retained profits and share premium account at
                    the time of purchase by PBB for the Proposed
                    Share Buy-Back; CONTD.
-                   CONTD. based on the latest audited financial    Non-Voting                                           None
                    statements of PBB as at 31 DEC-2009, the
                    retained profits amounted to approximately MYR
                    1,891,220,000  after deducting the second
                    interim cash dividend of MYR 647,147,000  and
                    the share premium account amounted to
                    approximately MYR 1,073,048,000 after
                    deducting the share dividend ;  Authority
                    expires the earlier of the conclusion of the
                    next AGM of the Company or an ordinary
                    resolution passed by the shareholders of the
                    Company in a general meeting ; and authorize
                    the Directors to act and to take all steps and
                    do all things as they may deem necessary or
                    expedient in order to implement, finalize and
                    give full effect to the Proposed Share Buy-
                    Back and to decide in their absolute
                    discretion to either retain the ordinary
                    shares of MYR 1.00 each in PBB purchased by
                    PBB CONTD.
-                   CONTD. pursuant to the Proposed Share Buy-Back  Non-Voting                                           None
                    as treasury shares to be either distributed as
                    share dividends or resold on Bursa Malaysia or
                    subsequently cancelled, or to cancel the
                    shares so purchased, or a combination of both


Page 18


PUBLIC BANK BHD
SECURITY            Y71497104                                         MEETING TYPE   Annual
                                                                                     General Meeting
TICKER SYMBOL       PBLUF                                             MEETING DATE   02-Mar-2010
ISIN                MYL1295OO004                                      AGENDA        702232327 -
                                                                                    Management

ITEM                PROPOSAL                                           TYPE                VOTE        FOR/AGAINST    PREFERRED
                                                                                                       MANAGEMENT     PROVIDER
                                                                                                                      RECOMMENDATION
1.                  Receive the audited financial statements for    Management              For            For           None
                    the FYE 31 DEC 2009 and the reports of the
                    Directors and the Auditors thereon
2.                  Re-elect Dato Yeoh Chin Kee as a Director, who  Management              For            For           None
                    retires by rotation pursuant to Article 111 of
                    the Company's Articles of Association
3.                  Re-elect Y.A.M. Tengku Abdul Rahman Ibni        Management              For            For           None
                    Sultan Haji Ahmad Shah Al-Mustain Billah as a
                    Director, who retires by rotation pursuant to
                    Article 111 of the Company's Articles of
                    Association
4.                  Re-appoint Tan Sri Dato Sri Dr. Teh Hong Piow   Management              For            For           None
                    as a Director of the Company, who retires
                    pursuant to Section 129 of the Companies Act
                    1965, until the next AGM
5.                  Re-appoint Tan Sri Dato Thong Yaw Hong as a     Management              For            For           None
                    Director of the Company, who retires pursuant
                    to Section 129 of the Companies Act 1965,
                    until the next AGM
6.                  Re-appoint Dato Dr. Haji Mohamed Ishak bin      Management              For            For           None
                    Haji Mohamed Ariff as a Director of the
                    Company, who retires pursuant to Section 129
                    of the Companies Act 1965, until the next AGM
7.                  Approve the payment of Directors' fees of MYR   Management              For            For           None
                    1,305,000 for the FYE 31 DEC 2009
8.                  Re-appoint Messrs. KPMG as the Auditors of the  Management              For            For           None
                    Company for the FYE 31 DEC 2010 and authorize
                    the Directors to fix the Auditors' remuneration
9.                  Authorize the Company, subject to the           Management              For            For           None
                    Companies Act, 1965, the Memorandum and
                    Articles of Association of the Company and the
                    requirements of Bank Negara Malaysia, Bursa
                    Malaysia Securities Berhad  Bursa Malaysia
                    and any other relevant authorities, to
                    purchase such number of ordinary shares of MYR
                    1.00 each in PBB as may be determined by the
                    Directors from time to time through Bursa
                    Malaysia upon such terms and conditions as the
                    Directors may deem fit in the interest of the
                    Company provided that the aggregate number of
                    shares purchased pursuant to this resolution
                    does not exceed 10% of the total issued and
                    paid-up share capital of the Company; an
                    amount not exceeding PBB's total audited
                    retained profits and share premium account at
                    the time of purchase by PBB for the Proposed
                    Share Buy-Back; CONTD.
-                   CONTD. based on the latest audited financial    Non-Voting                                           None
                    statements of PBB as at 31 DEC-2009, the
                    retained profits amounted to approximately MYR
                    1,891,220,000  after deducting the second
                    interim cash dividend of MYR 647,147,000  and
                    the share premium account amounted to
                    approximately MYR 1,073,048,000 after
                    deducting the share dividend ;  Authority
                    expires the earlier of the conclusion of the
                    next AGM of the Company or an ordinary
                    resolution passed by the shareholders of the
                    Company in a general meeting ; and authorize
                    the Directors to act and to take all steps and
                    do all things as they may deem necessary or
                    expedient in order to implement, finalize and
                    give full effect to the Proposed Share Buy-
                    Back and to decide in their absolute
                    discretion to either retain the ordinary
                    shares of MYR 1.00 each in PBB purchased by
                    PBB pursuant to the Proposed Share Buy-Back  Non-Voting                                           None
                    as treasury shares to be either distributed as
                    share dividends or resold on Bursa Malaysia or
                    subsequently cancelled, or to cancel the
                    shares so purchased, or a combination of both


Page 19


PUBLIC BANK BHD
SECURITY            Y71497112                                         MEETING TYPE    Annual
                                                                                      General Meeting
TICKER SYMBOL       PUBNF                                             MEETING DATE    02-Mar-2010
ISIN                MYF1295O1009                                      AGENDA         702232579 - Management

ITEM                PROPOSAL                                           TYPE                VOTE        FOR/AGAINST    PREFERRED
                                                                                                       MANAGEMENT     PROVIDER
                                                                                                                      RECOMMENDATION
1                   Receive the audited financial statements for    Management              For            For           None
                    the FYE 31 DEC 2009 and the reports of the
                    Directors and Auditors thereon
2                   Re-elect Dato' Yeoh Chin Kee as a Director,     Management              For            For           None
                    who retires by rotation pursuant to Article
                    111 of the Company's Articles of Association
3                   Re-elect Y.A.M. Tengku Abdul Rahman Ibni        Management              For            For           None
                    Sultan Haji Ahmad Shah Al-Mustain Billah as a
                    Director, who retires by rotation pursuant to
                    Article 111 of the Company's Articles of
                    Association
4                   Re-appoint Tan Sri Dato' Sri Dr. Teh Hong Piow  Management              For            For           None
                    as a Director of the Company, who retires
                    pursuant to Section 129 of the Companies Act,
                    1965, to hold office until the next AGM
5                   Re-appoint Tan Sri Dato' Thong Yaw Hong as a    Management              For            For           None
                    Director of the Company, who retires pursuant
                    to Section 129 of the Companies Act, 1965, to
                    hold office until the next AGM
6                   Re-appoint Dato' Dr. Haji Mohamed Ishak bin     Management              For            For           None
                    Haji Mohamed Ariff as a Director of the
                    Company, who retires pursuant to Section 129
                    of the Companies Act, 1965, to hold office
                    until the next AGM
7                   Approve the payment of Directors' fees of MYR   Management              For            For           None
                    1,305,000 for the FYE 31 DEC 2009
8                   Re-appoint Messrs KPMG as the Auditors of the   Management              For            For           None
                    Company for the FYE 31 DEC 2010 and authorize
                    the Directors to fix the Auditors' remuneration
9                   Authorize the Company, subject to the           Management              For            For           None
                    Companies Act, 1965, the Memorandum and
                    Articles of Association of the Company and the
                    requirements of Bank Negara Malaysia, Bursa
                    Malaysia Securities Berhad  Bursa Malaysia
                    and any other relevant authorities, to
                    purchase such number of ordinary shares of MYR
                    1.00 each in PBB as may be determined by the
                    Directors from time to time through Bursa
                    Malaysia upon such terms and conditions as the
                    Directors may deem fit in the interest of the
                    Company provided that the aggregate number of
                    shares purchased pursuant to this resolution
                    does not exceed ten per centum of the total
                    issued and paid-up share capital of the
                    Company; an amount not exceeding PBB's total
                    audited retained profits and share premium
                    account at the time of CONTD.
-                   CONTD. purchase be allocated by PBB for the     Non-Voting                                           None
                    proposed share Buy-Back, based on the latest
                    audited financial statements of PBB as at 31
                    DEC 2009, the retained profits amounted to
                    approximately MYR 1,891,220,000  after
                    deducting the second interim cash dividend of
                    MYR 647,147,000  and the share premium account
                    amounted to approximately MYR 1,073,048,000
                    after deducting the share dividend ;
                    Authority expires at the earlier of the
                    conclusion of the next AGM of the Company ; at
                    which time it will lapse, unless renewed by an
                    ordinary resolution passed by the shareholders
                    of the Company in a general meeting; authorize
                    the Directors to act and to take all steps and
                    do all  things as they may deem necessary or
                    expedient in order to implement, finalize and
                    give full effect to the proposed
-                    share Buy-Back and to decide in their          Non-Voting                                           None
                    absolute discretion to either retain the
                    ordinary shares of MYR 1.00 each in PBB
                    purchased by PBB pursuant to the proposed
                    share Buy-Back as treasury shares to be either
                    distributed as share dividends or resold on
                    Bursa Malaysia or subsequently cancelled, or
                    to cancel the shares so purchased, or a
                    combination of both


Page 20


PUBLIC BANK BHD
SECURITY            Y71497112                                         MEETING TYPE      Annual
                                                                                         General Meeting
TICKER SYMBOL       PUBNF                                             MEETING DATE      02-Mar-2010
ISIN                MYF1295O1009                                      AGENDA           702232579 -
                                                                                         Management

ITEM                PROPOSAL                                           TYPE                VOTE        FOR/AGAINST    PREFERRED
                                                                                                       MANAGEMENT     PROVIDER
                                                                                                                      RECOMMENDATION
1                   Receive the audited financial statements for    Management              For            For           None
                    the FYE 31 DEC 2009 and the reports of the
                    Directors and Auditors thereon
2                   Re-elect Dato' Yeoh Chin Kee as a Director,     Management              For            For           None
                    who retires by rotation pursuant to Article
                    111 of the Company's Articles of Association
3                   Re-elect Y.A.M. Tengku Abdul Rahman Ibni        Management              For            For           None
                    Sultan Haji Ahmad Shah Al-Mustain Billah as a
                    Director, who retires by rotation pursuant to
                    Article 111 of the Company's Articles of
                    Association
4                   Re-appoint Tan Sri Dato' Sri Dr. Teh Hong Piow  Management              For            For           None
                    as a Director of the Company, who retires
                    pursuant to Section 129 of the Companies Act,
                    1965, to hold office until the next AGM
5                   Re-appoint Tan Sri Dato' Thong Yaw Hong as a    Management              For            For           None
                    Director of the Company, who retires pursuant
                    to Section 129 of the Companies Act, 1965, to
                    hold office until the next AGM
6                   Re-appoint Dato' Dr. Haji Mohamed Ishak bin     Management              For            For           None
                    Haji Mohamed Ariff as a Director of the
                    Company, who retires pursuant to Section 129
                    of the Companies Act, 1965, to hold office
                    until the next AGM
7                   Approve the payment of Directors' fees of MYR   Management              For            For           None
                    1,305,000 for the FYE 31 DEC 2009
8                   Re-appoint Messrs KPMG as the Auditors of the   Management              For            For           None
                    Company for the FYE 31 DEC 2010 and authorize
                    the Directors to fix the Auditors' remuneration
9                   Authorize the Company, subject to the           Management              For            For           None
                    Companies Act, 1965, the Memorandum and
                    Articles of Association of the Company and the
                    requirements of Bank Negara Malaysia, Bursa
                    Malaysia Securities Berhad  Bursa Malaysia
                    and any other relevant authorities, to
                    purchase such number of ordinary shares of MYR
                    1.00 each in PBB as may be determined by the
                    Directors from time to time through Bursa
                    Malaysia upon such terms and conditions as the
                    Directors may deem fit in the interest of the
                    Company provided that the aggregate number of
                    shares purchased pursuant to this resolution
                    does not exceed ten per centum of the total
                    issued and paid-up share capital of the
                    Company; an amount not exceeding PBB's total
                    audited retained profits and share premium
                    account at the time of CONTD.
-                   CONTD. purchase be allocated by PBB for the     Non-Voting                                           None
                    proposed share Buy-Back, based on the latest
                    audited financial statements of PBB as at 31
                    DEC 2009, the retained profits amounted to
                    approximately MYR 1,891,220,000  after
                    deducting the second interim cash dividend of
                    MYR 647,147,000  and the share premium account
                    amounted to approximately MYR 1,073,048,000
                    after deducting the share dividend ;
                    Authority expires at the earlier of the
                    conclusion of the next AGM of the Company ; at
                    which time it will lapse, unless renewed by an
                    ordinary resolution passed by the shareholders
                    of the Company in a general meeting; authorize
                    the Directors to act and to take all steps and
                    do all  things as they may deem necessary or
                    expedient in order to implement, finalize and
                    give full effect to the proposed
-                   share Buy-Back and to decide in their           Non-Voting                                           None
                    absolute discretion to either retain the
                    ordinary shares of MYR 1.00 each in PBB
                    purchased by PBB pursuant to the proposed
                    share Buy-Back as treasury shares to be either
                    distributed as share dividends or resold on
                    Bursa Malaysia or subsequently cancelled, or
                    to cancel the shares so purchased, or a
                    combination of both


Page 21


SHINSEGAE CO LTD, SEOUL
SECURITY            Y77538109                                         MEETING TYPE  Annual
                                                                                    General Meeting
TICKER SYMBOL       SDKLF                                             MEETING DATE  05-Mar-2010
ISIN                KR7004170007                                      AGENDA       702237834 - Management

ITEM                PROPOSAL                                           TYPE                VOTE        FOR/AGAINST    PREFERRED
                                                                                                       MANAGEMENT     PROVIDER
                                                                                                                      RECOMMENDATION
1                   Approve the financial statements                Management              For            For           None
2                   Amend the Articles of Incorporation             Management              For            For           None
3                   Appoitment of Messrs. Yong Jin, Chung, Kun      Management              For            For           None
                    Hyun, park, Byung Ryul, Choi and Young Ho,
                    Moon as the Directors
4                   Appointment of Young Ho, Moon as an Outside     Management              For            For           None
                    Director to be a Member of the Audit Committee
5                   Approve the remuneration for a Director         Management          Against        Against           None
                    Auditor's report                                Non-Voting                                           None
                    Appointment of Auditor report                   Non-Voting                                           None
                    Business report                                 Non-Voting                                           None



CIA SOUZA CRUZ
INDUSTRIA E COMERCIO CRUZ
SECURITY            P26663107                                         MEETING TYPE  Annual
                                                                                    General Meeting
TICKER SYMBOL       SUZCF                                             MEETING DATE  19-Mar-2010
ISIN                BRCRUZACNOR0                                      AGENDA       702276456 - Management

ITEM                PROPOSAL                                           TYPE                VOTE        FOR/AGAINST    PREFERRED
                                                                                                       MANAGEMENT     PROVIDER
                                                                                                                      RECOMMENDATION
1                   Approve to examine, discuss and vote upon the   Management              For            For           None
                    Board of Directors annual report, the
                    financial statements and Independent Auditors
                    report relating to FY ending 31 DEC 2009
2                   Approve the allocation of net profit from the   Management              For            For           None
                    FY, including within it the remuneration to
                    the shareholders in the form of a dividend, in
                    the amount of BRL 1,838278 per share; the
                    dividend will be adjusted according to the
                    special settlement and custodial system
                    overnight interest rate, or selic, in the
                    period from 31 DEC 2009, to 31 MAR 2010,
                    inclusive, and must be paid on 01 APR 2010
3                   Elect the members of the Board of Directors     Management              For            For           None
4                   Approve to set the global remuneration of the   Management              For            For           None
                    Board of Directors
5                   Approve to install the Finance Committee        Management              For            For           None
6                   Elect the members of the Finance Committee and  Management              For            For           None
                    approve to set their remuneration



CIA SOUZA CRUZ INDUSTRIA E COMERCIO CRUZ
SECURITY            P26663107              MEETING TYPE                  ExtraOrdinary
                                                                         General Meeting
TICKER SYMBOL       SUXCF                  MEETING DATE                  19-Mar-2010
ISIN                BRCRUZACNOR0           AGENDA                        702278412 - Management

ITEM                PROPOSAL                                           TYPE                VOTE        FOR/AGAINST    PREFERRED
                                                                                                       MANAGEMENT     PROVIDER
                                                                                                                      RECOMMENDATION
I.                  Amend the Article 25 of the Corporate bylaws,   Management              For            For           None
                    for the purpose of making the functioning of
                    the finance committee permanent


Page 22


GLAXOSMITHKLINE PHARMACEUTICALS LTD
SECURITY            Y2709V112                                         MEETING TYPE   Annual
                                                                                     General Meeting
TICKER SYMBOL       GXOLF                                             MEETING DATE   25-Mar-2010
ISIN                INE159A01016                                      AGENDA        702279515 - Management

ITEM                PROPOSAL                                           TYPE                VOTE        FOR/AGAINST    PREFERRED
                                                                                                       MANAGEMENT     PROVIDER
                                                                                                                      RECOMMENDATION
1                   Receive and adopt the audited balance sheet as  Management              For            For           None
                    at 31 DEC 2009 and the profit and loss account
                    for the YE as on that date and the reports of
                    the Board of Directors and the Auditors thereon
2                   Declare a dividend on equity shares for the YE  Management              For            For           None
                    31 DEC 2009
3                   Re-appoint Mr. R. R. Bajaaj as a Director, who  Management              For            For           None
                    retires by rotation
4                   Re-appoint Mr. M. B. Kapadia as a Director,     Management              For            For           None
                    who retires by rotation
5                   Re-appoint Mr. R. C. Sequeira as a Director,    Management              For            For           None
                    who retires by rotation
6                   Appointment of M/s. Price Waterhouse and        Management              For            For           None
                    Company, Chartered Accountants, as
7                   Appoint Mr. A. M. Nimbalkar as a Director of    Management              For            For           None
                    the Company liable to retirement
S.8                 Approve, pursuant to Sections 258, 259 and      Management              For            For           None
                    other applicable provisions, if any, of the
                    Companies Act, 1956, including any statutory
                    modifications or re-enactments thereof, and all
                    other statutory provisions, if any, and
                    subject to the approval of the Central
                    Government and any other approvals required by
                    law, to increase the number of Directors of
                    the Company from twelve to fifteen; pursuant
                    to Section 31 and other applicable provisions,
                    if any, of the Companies Act, 1956, including
                    any statutory modifications or re-enactments
                    thereof, and all other statutory provisions,
                    if any, to delete the existing Article 124 of
                    the Articles of Association of the Company and
                    to substitute the following to be read in its
-                   place with effect from the date of              Non-Voting                                           None
                    consent of the Central Government's approval
                    in accordance with the Companies Act, 1956:
                    unless otherwise determined by a general
                    meeting and subject to Section 252 of the Act,
                    the number of Directors shall not be less than
                    three or more than fifteen; and authorize the
                    Board of Directors to take all necessary or
                    desirable steps for the aforesaid purpose and
                    matters incidental thereto



AKBANK TURK ANONIM SIRKETI
SECURITY            M0300L106                                         MEETING TYPE  Annual
                                                                                    General Meeting
TICKER SYMBOL       AKBNF                                             MEETING DATE  26-Mar-2010
ISIN                TRAAKBNK91N6                                      AGENDA       702222237 - Management

ITEM                PROPOSAL                                           TYPE                VOTE        FOR/AGAINST    PREFERRED
                                                                                                       MANAGEMENT     PROVIDER
                                                                                                                      RECOMMENDATION
1                   Elect the Chairmanship and authorize the        Management          No Action                        None
                    Chairmanship to sign the minutes of
2                   Approve the Board of Directors' activity        Management          No Action                        None
                    report and the Auditors' report
3                   Ratify and approve the balance sheet and the    Management          No Action                        None
                    profit & loss statement of year 2009; grant
                    discharge to the Board Members and the Auditors
4                   Approve to take decision on the distribution    Management          No Action                        None
                    of 2009 profits
5                   Ratify the Memberships of the Board Members     Management          No Action                        None
                    appointed to be on duty for the left period
6                   Re-elect the Members of the Board of Directors  Management          No Action                        None
                    whose term in office have expired and approve
                    the determination of their remuneration
7                   Ratify the Independent External Auditing        Management          No Action                        None
                    Company elected for 2010, 2011 and 2012
8                   Authorize the Members of the Board of           Management          No Action                        None
                    Directors to issue bonds and commercial papers
9                   Approve to give inform about the donations and  Management          No Action                        None
                    grants given across the year
10                  Authorize the Members of the Board of           Management          No Action                        None
                    Directors to participate in activities
                    indicated in the Articles 334 and 335 of the
                    Turkish Trade Code


Page 23


BUSAN BANK, PUSAN
SECURITY            Y0534Y103             MEETING TYPE                  Annual
                                                                        General Meeting
TICKER SYMBOL       BOPSF                 MEETING DATE                  26-Mar-2010
ISIN                KR7005280003          AGENDA                       702270909 - Management

ITEM                PROPOSAL               TYPE                VOTE        FOR/AGAINST    PREFERRED
                                                                                                       MANAGEMENT     PROVIDER
                                                                                                                      RECOMMENDATION
1                   Approve the financial statement expected DIV    Management              For            For           None
                    per 1 share: KRW 160  cash dividend
2.1                 Approve the partial amendment to Articles of    Management              For            For           None
                    incorporation general agendas: reflection of
                    standard codes for outside Directors
2.2                 Approve the addition of available type of       Management              For            For           None
                    issuing stock convertible preferred stock
                    redeemable preferred stock  within 20% of
                    total number of issued stock
3                   Election of Directors  4  candidate  not as an  Management              For            For           None
                    outside Director : Min Joo
4                   Election of Audit Committee Members  2          Management              For            For           None
                    candidate  not as an outside


SIAM CEMENT PUBLIC CO LTD
SECURITY            Y7866P147                                         MEETING TYPE  Annual
                                                                                    General Meeting
TICKER SYMBOL       SCVPF                                             MEETING DATE  31-Mar-2010
ISIN                TH0003010Z12                                      AGENDA       702225346 - Management

ITEM                PROPOSAL                                           TYPE                VOTE        FOR/AGAINST    PREFERRED
                                                                                                       MANAGEMENT     PROVIDER
                                                                                                                      RECOMMENDATION
1                   Approve the minutes of AGM of shareholders for  Management              For            For           None
                    the year 2009 16th  held on Wednesday, 25 MAR
                    2009
2                   Acknowledge the Company's annual report for     Management              For            For           None
                    the year 2009
3                   Adopt the balance sheet and profit and loss     Management              For            For           None
                    statements for the YE 31 DEC 2009
4                   Approve the allocation of profit for the year   Management              For            For           None
                    2009
5.1                 Elect Mr. Chirayu Isarangkun Naayuthaya as a    Management              For            For           None
                    Director to replace the person
5.2                 Elect Air Chief Marshal Kamthon Sindhvananda    Management              For            For           None
                    as a Director to replace the
5.3                 Elect Mr. Tarrin Nimmanahaeminda as a Director  Management              For            For           None
                    to replace the person who is
5.4                 Elect Mr. Pramon Sutivong as a Director to      Management              For            For           None
                    replace the person who is due to
6.1                 Appoint the Auditors for the Siam Cement        Management              For            For           None
                    Public Company Limited for the year
6.2                 Approve the Auditor fee for the Company's       Management              For            For           None
                    financial statements for the year 2010 of BAHT
                    248,000, the Auditor fee for the year 2009 was
                    baht 240,000
7.1                 Acknowledge the remuneration of the Board of    Management              For            For           None
                    Directors
7.2                 Acknowledge the remuneration of the Sub-        Management              For            For           None
                    Committees
8                   Other businesses  if any                        Management          Against        Against           None


Page 24


PTT EXPLORATION AND PRODUCTION PUBLIC CO LTD, BANG
SECURITY            Y7145P165                                         MEETING TYPE  Annual
                                                                                    General Meeting
TICKER SYMBOL       PTXLF                                             MEETING DATE  31-Mar-2010
ISIN                TH0355A10Z12                                      AGENDA       702227592 - Management

ITEM                PROPOSAL                                           TYPE                VOTE        FOR/AGAINST    PREFERRED
                                                                                                       MANAGEMENT     PROVIDER
                                                                                                                      RECOMMENDATION
1                   Acknowledge the 2009 performance result and     Management              For            For           None
                    2010 work plan of the Company
2                   Approve the 2009 financial statements           Management              For            For           None
3                   Approve the dividend payment for 2009           Management              For            For           None
                    performance
4                   Appoint the Auditor and approve to consider     Management              For            For           None
                    the Auditor's fees for the year
5.                  Elect the new Directors in replacement of       Management              For            For           None
                    those who are due to retire by
6                   Acknowledge the Directors' and the Sub-         Management              For            For           None
                    Committees' remuneration
7                   Other matters (if any)                          Management          Against        Against           None



AKSIGORTA A S
SECURITY            M0376Z104                                         MEETING TYPE  Annual
                                                                                    General Meeting
TICKER SYMBOL       AKSGF                                             MEETING DATE  12-Apr-2010
ISIN                TRAAKGRT91O5                                      AGENDA       702269209 - Management

ITEM                PROPOSAL                                           TYPE                VOTE        FOR/AGAINST    PREFERRED
                                                                                                       MANAGEMENT     PROVIDER
                                                                                                                      RECOMMENDATION
1                   Opening and election of the Presidential Board  Management          No Action                        None
2                   Authorize the Chairmanship to sign the minutes  Management          No Action                        None
                    of the meeting
3                   Receive the reports of the Board of Directors   Management          No Action                        None
                    and the Auditors
4                   Approve the balance sheet and income            Management          No Action                        None
                    statements, the acceptance or rejection of the
                    profit distribution proposal
5                   Approve the presentation of information to the  Management          No Action                        None
                    shareholders about the donations and
                    contributions during year 2009
6                   Approve the presentation of information to the  Management          No Action                        None
                    shareholders about the assurances given to the
                    third parties
7                   Approve to absolve the members of the Board of  Management          No Action                        None
                    Directors and the Auditors
8                   Approve the assignment of the Independent       Management          No Action                        None
                    Auditing Company
9                   Authorize the Chairman and Board Members to     Management          No Action                        None
                    make written proceedings on Articles 334 and
                    335 of the Company


Page 25


BANK OF THE PHILIPPINE ISLANDS
SECURITY            Y0967S169                                         MEETING TYPE  Annual
                                                                                    General Meeting
TICKER SYMBOL       BPHLF                                             MEETING DATE  15-Apr-2010
ISIN                PHY0967S1694                                      AGENDA       702303657 - Management

ITEM                PROPOSAL                                           TYPE                VOTE        FOR/AGAINST    PREFERRED
                                                                                                       MANAGEMENT     PROVIDER
                                                                                                                      RECOMMENDATION
1.                  Approve the calling of meeting to order         Management              For            For           None
2.                  Approve the certification of notice             Management              For            For           None
3.                  Approve the determination and declaration of    Management              For            For           None
                    quorum
4.                  Approve the minutes of the annual meeting of    Management              For            For           None
                    the Stockholders on 31 MAR 2009
5.                  Receive the annual report and approve the       Management              For            For           None
                    bank's statement of condition as of 31 DEC
                    2009 incorporated in the annual report
6.                  Approve the confirmation of all acts during     Management              For            For           None
                    the past year of the Board of Directors,
                    Executive Committee and all other Board and
                    Management Committees and Officers of BPI
7.1                 Election of Jaime Augusto Zobel De Ayala II as  Management              For            For           None
                    the Board of Director
7.2                 Election of Aurelio R. Montinola III as the     Management              For            For           None
                    Board of Director
7.3                 Election of Fernando Zobel De Ayala as the      Management              For            For           None
                    Board of Director
7.4                 Election of Gerardo C. Ablaza, Jr. as the       Management              For            For           None
                    Board of Director
7.5                 Election of Romeo L. Bernardo as a Independent  Management              For            For           None
                    Director
7.6                 Election of Chng Sok Hui as a Independent       Management              For            For           None
                    Director
7.7                 Election of Cezar P. Consing as a Independent   Management              For            For           None
                    Director
7.8                 Election of Octavio V. Espiritu as a            Management              For            For           None
                    Independent Director
7.9                 Election of Rebecca G. Fernando as the Board    Management              For            For           None
                    of Director
7.10                Election of Xavier P. Loinaz as a Independent   Management              For            For           None
                    Director
7.11                Election of Ma Yuen Lin Annie as the Board of   Management              For            For           None
                    Director
7.12                Election of Mercedita S. Nolledo as the Board   Management              For            For           None
                    of Director
7.13                Election of Artemio V. Panganiban as a          Management              For            For           None
                    Independent Director
7.14                Election of Oscar S. Reyes as the Board of      Management              For            For           None
                    Director
7.15                Election of Wong Ann Chai as the Board of       Management              For            For           None
                    Director
8                   Election of the External Auditors and fixing    Management              For            For           None
                    their remuneration
9                   Declare the stock dividend                      Management              For            For           None
10                  Approve the Director's bonus                    Management              For            For           None
11                  Other matters                                   Non-Voting                                           None



BRITISH AMERICAN TOBACCO (MALAYSIA) BHD
SECURITY            Y0971P110                                         MEETING TYPE   Annual
                                                                                     General Meeting
TICKER SYMBOL       BATMF                                             MEETING DATE   20-Apr-2010
ISIN                MYL4162OO003                                      AGENDA        702309382 - Management

ITEM                PROPOSAL                                           TYPE                VOTE        FOR/AGAINST    PREFERRED
                                                                                                       MANAGEMENT     PROVIDER
                                                                                                                      RECOMMENDATION
1                   Receive the audited financial statements for    Management              For            For           None
                    the FYE 31 DEC 2009 and the reports of the
                    Directors and Auditors thereon
2                   Approve to sanction the declaration and         Management              For            For           None
                    payment of a final dividend
3.1                 Re-elect Stephen Ja Mes Rush as a Director,     Management              For            For           None
                    who retire by rotation in accordance with
                    Article 97(1) and (2) of the Company Articles
                    of Association
3.2                 Re-elect Dato Chan Choon Ngai as a Director,    Management              For            For           None
                    who retire by rotation in accordance with
                    Article 97(1) and (2) of the Company Articles
                    of Association
4                   Re-appoint, Tan Sri Abu Talib Bin Othman as a   Management              For            For           None
                    Director of the Company, who retires pursuant
                    to Section 129(2) of the Companies act, 1965,
                    to hold office until the conclusion of the
                    next AGM of the Company
5                   Re-appoint Messrs. Pricewaterhouse Coopers as   Management              For            For           None
                    the Auditors of the Company and authorize the
                    Directors to fix their remuneration
6                   Approve to renewal of the recurrent reports     Management              For            For           None
                    mandate
7                   Other Business                                  Non-Voting                                           None


Page 26


LOJAS RENNER SA, PORTO ALEGRE
SECURITY            P6332C102                                         MEETING TYPE Annual
                                                                                   General Meeting
TICKER SYMBOL       LORPF                                             MEETING DATE 22-Apr-2010
ISIN                BRLRENACNOR1                                      AGENDA      702306259 - Management

ITEM                PROPOSAL                                           TYPE                VOTE        FOR/AGAINST    PREFERRED
                                                                                                       MANAGEMENT     PROVIDER
                                                                                                                      RECOMMENDATION
1                   Approve the financial statements relating to    Management              For            For           None
                    the FYE on 31 DEC 2009
2                   Approve the distribution of the profits from    Management              For            For           None
                    the FY and to distribute dividends
3                   Election of Claudio Thomaz Lobo Sonder, Egon    Management              For            For           None
                    Handel, Jose Gallo, Francisco Roberto Andre
                    Gros, Miguel Gellert Krigsner, Pedro Pezzi
                    Eberle, Deborah Patricia Wright as the Members
                    of the Board of Directors and approve to set
                    their remuneration
4                   Election of Members of the Finance Committee:   Management              For            For           None
                    Principal: Francisco Sergio Quintana Da Rosa,
                    Helena Turola De Araujo Penna, Isabel Da Silva
                    Ramos Kemmelmeier;  Substitute: Ricardo Gus
                    Maltz, Joao Luiz Borsoi, Roberto Frota Decourt
                    and approve to set their remuneration



BIM BIRLESIK MAGAZALAR A S JT STK CO
SECURITY            M2014F102                                         MEETING TYPE  Annual
                                                                                    General Meeting
TICKER SYMBOL       BMBRF                                             MEETING DATE  22-Apr-2010
ISIN                TREBIMM00018                                      AGENDA       702325285 -
                                                                                    Management

ITEM                PROPOSAL                                           TYPE                VOTE        FOR/AGAINST    PREFERRED
                                                                                                       MANAGEMENT     PROVIDER
                                                                                                                      RECOMMENDATION
1                   Approve the opening, forming the Presidency of  Management          No Action                        None
                    the Board and authorizing the Board Members to
                    sign the minutes of meeting
2                   Approve the examination and discussion of the   Management          No Action                        None
                    reports of Board members, Auditors and the
                    Independent Audit Firm
3                   Approve the balance sheet and income statements Management          No Action                        None
4                   Approve to take a decision for dividend         Management          No Action                        None
                    distribution
5                   Approve the bonus issue and amend Item 6 of     Management          No Action                        None
                    Articles of Association
6                   Approve the release of Board Members and        Management          No Action                        None
                    Auditors
7                   Election of Board Members and approve to        Management          No Action                        None
                    determine their attendance fees
8                   Election of two Auditors and approve to         Management          No Action                        None
                    determine their wages
9                   Approve the permitting of the Board Members as  Management          No Action                        None
                    per Items 334 and 335 of TCC
10                  Approve to inform shareholders about donations  Management          No Action                        None
11                  Approve to inform shareholders about given      Management          No Action                        None
                    collaterals, mortgages, pawns and pledges to
                    the third parties
12                  Approve the Independent Audit Firm              Management          No Action                        None
13                   Wishes                                         Management          No Action                        None


Page 27


GRUPO FINANCIERO BANORTE S A B DE C V
SECURITY            P49501201                                         MEETING TYPE  Annual
                                                                                    General Meeting
TICKER SYMBOL       GBOOF                                             MEETING DATE  23-Apr-2010
ISIN                MXP370711014                                      AGENDA       702345592 -
                                                                                    Management

ITEM                PROPOSAL                                           TYPE                VOTE        FOR/AGAINST    PREFERRED
                                                                                                       MANAGEMENT     PROVIDER
                                                                                                                      RECOMMENDATION
1                   Approve the report that are referred to in      Management              For            For           None
                    part IV of Article 28 of the securities Market
                    Law, for the FYE on 31 DEC 2009
2                   Approve the allocation of profit                Management              For            For           None
3                   Approve to pay cash dividend in the amount of   Management              For            For           None
                    MXN 0.17 per share
4                   Approve the designation of the Members of the   Management              For            For           None
                    Board of Directors of the Company and
                    classification of their independence
5                   Approve to determine the compensation for the   Management              For            For           None
                    Members of the Board of Directors
6                   Approve designation of the Members of the       Management              For            For           None
                    audit and corporate practices committee
7                   Receive the report from the Board of Directors  Management              For            For           None
                    regarding the transactions carried out with
                    shares of the Company during 2009, as well as
                    the maximum amount of funds that can be
                    allocated to the purchase of shares of the
                    Company for the 2010 FY
8                   Approve the designation of a delegate or        Management              For            For           None
                    delegates to formalize and carry out if
                    relevant, the resolutions passed by the meeting
9                   Approve the drafting, reading and the meeting   Management              For            For           None
                    minutes



RICHTER GEDEON PLC
SECURITY            X3124R133                                         MEETING TYPE Annual
                                                                                   General Meeting
TICKER SYMBOL       RRGEDF                                            MEETING DATE 28-Apr-2010
ISIN                HU0000067624                                      AGENDA      702313228 -
                                                                                   Management

ITEM                PROPOSAL                                           TYPE                VOTE        FOR/AGAINST    PREFERRED
                                                                                                       MANAGEMENT     PROVIDER
                                                                                                                      RECOMMENDATION
1                   Receive the report of the Board of Directors    Management          No Action                        None
                    on the 2009 business activities of the Company
                    and presentation of the draft annual report
                    prepared in accordance with the Accounting Act
2                   Receive the report of the Auditor               Management          No Action                        None
3                   Receive the report of the Supervisory Board     Management          No Action                        None
                    including the report of the Audit Committee
4                   Approve the determination and allocation of     Management          No Action                        None
                    the 2009 after-tax profit of the Company,
                    declaration of dividends for the 2009 business
                    year on the common shares
5                   Approve the 2009 draft annual report of the     Management          No Action                        None
                    Company prepared in accordance with the
                    Accounting Act, including the 2009 balance sheet
6                   Receive the draft report on the 2009 business   Management          No Action                        None
                    activities of the Richter Group and
                    presentation of the Consolidated Report
                    prepared in accordance with the IFRS
7                   Report of the Auditor on the draft              Management          No Action                        None
                    Consolidated Report
8                   Report of the Supervisory Board including the   Management          No Action                        None
                    report of the Audit Committee on the draft
                    Consolidated Report
9                   Approve the draft 2009 consolidated report      Management          No Action                        None
10                  Receive the Corporate Governance report         Management          No Action                        None
11                  Authorize the Board of Directors for the        Management          No Action                        None
                    purchase of own shares of the Company
12                  Amend the Company's statutes                    Management          No Action                        None
13                  Approve the consolidated text of the Company's  Management          No Action                        None
                    statutes
14                  Election of Members of the Board of Directors   Management          No Action                        None
15                  Approve the remuneration of the Members of the  Management          No Action                        None
                    Board of Directors
16                  Approve the remuneration of the Members of the  Management          No Action                        None
                    Supervisory Board
17                  Election of the Company's statutory Auditor     Management          No Action                        None
18                  Approve the remuneration of the Company's       Management          No Action                        None
                    statutory Auditor
19                  Miscellaneous                                   Non-Voting                                           None


Page 28


BANK POLSKA KASA OPIEKI - GRUPA PEKAO S.A., WARSZAW
SECURITY            X0641X106                                         MEETING TYPE  Annual
                                                                                    General Meeting
TICKER SYMBOL       BKPKF                                             MEETING DATE  28-Apr-2010
ISIN                PLPEKAO00016                                      AGENDA       702334739 -
                                                                                    Management

ITEM                PROPOSAL                                           TYPE                VOTE        FOR/AGAINST    PREFERRED
                                                                                                       MANAGEMENT     PROVIDER
                                                                                                                      RECOMMENDATION
1                   Opening of the meeting                          Management              For            For           None
2                   Election of the Chairman                        Management              For            For           None
3                   Approve the concluding correctness of           Management              For            For           None
                    convening the OGM and its capacity to adopt
                    binding resolutions
4                   Election of the voting Commission               Management              For            For           None
5                   Adopt the agenda                                Management              For            For           None
6                   Approve the Management Board's report on the    Management              For            For           None
                    activity of the Bank in 2009
7                   Approve the financial statements of the Bank    Management              For            For           None
                    for 2009
8                   Approve the Management Board's report on the    Management              For            For           None
                    activity of the Bank's capital Group in 2009
9                   Approve the consolidated financial statements   Management              For            For           None
                    of the Bank's capital Group for 2009
10                  Approve the motion of the Management Board on   Management              For            For           None
                    distribution of the Bank's net profit for 2009
11                  Approve the report of the Bank's Supervisory    Management              For            For           None
                    Board on its activity in 2009 and the results
                    of review of the reports on the activity of
                    the Bank and of the Bank's capital Group in
                    2009, financial statements of the Bank and of
                    the Bank's capital Group for 2009 as well as
                    the motion of the Management Board on
                    distribution of the Bank's net profit for 2009
12.1                Approve the Management Board's report on the    Management              For            For           None
                    activity of the Bank in 2009
12.2                Approve the financial statements of the Bank    Management              For            For           None
                    for 2009
12.3                Approve the Management Board's report on the    Management              For            For           None
                    activity of the Bank's capital Group in 2009
12.4                Approve the consolidated financial statements   Management              For            For           None
                    of the Bank's capital Group for 2009
12.5                Approve the distribution of the Bank's net      Management              For            For           None
                    profit for 2009
12.6                Approve the report of the Bank's Supervisory    Management              For            For           None
                    Board on its activity in 2009
12.7                Approve the performance of duties by Members    Management              For            For           None
                    of the Supervisory Board in 2009
12.8                Approve the performance of duties by Members    Management              For            For           None
                    of the Management Board in 2009
13                  Approve the motion regarding the changes in     Management          Abstain        Against           None
                    the composition of the Supervisory Board of
                    Bank and adoption of the resolutions on
                    changes in the composition of the Supervisory
                    board of Bank
14                  Approve the motion regarding the changes of     Management              For            For           None
                    remuneration of the members of Supervisory
                    Board and adoption of the resolution on
                    changes of remuneration of the members of
                    Supervisory Board
15                  Approve the motion and adopt the resolution on  Management              For            For           None
                    selection of Auditor of the Bank
16                  Approve the motion and adopt the resolution on  Management              For            For           None
                    the amendments to the Statute of the Bank
17                  Authorizate the Supervisory Board to determine  Management              For            For           None
                    the uniform text of the Statute of the bank
18                  Closing                                         Management              For            For           None


Page 29


ULTRAPAR PARTICIPACOES S A
SECURITY            P94396101                                         MEETING TYPE   Annual
                                                                                     General Meeting
TICKER SYMBOL       ULPPF                                             MEETING DATE   28-Apr-2010
ISIN                BRUGPAACNPR5                                      AGENDA        702359616 - Management

ITEM                PROPOSAL                                           TYPE                VOTE        FOR/AGAINST    PREFERRED
                                                                                                       MANAGEMENT     PROVIDER
                                                                                                                      RECOMMENDATION
1                   To take knowledge of the Directors accounts,    Non-Voting                                           None
                    to examine, discuss and approve the Company's
                    consolidated financial statements for the FYE
                    31 DEC 2009
2                   To consider the proposal for the capital        Non-Voting                                           None
                    budget for the year 2010
3                   To decide on the allocation of the net profits  Non-Voting                                           None
                    from the FY
4                   Election of members of the Board of Directors   Management              For            For           None
                    and set their remuneration
5                   Election of members of the Finance Committee,   Management              For            For           None
                    and set their remuneration



MULTIPLAN EMPREENDIMENTOS IMOBILIARIOS SA
SECURITY            P69913104                                         MEETING TYPE                  ExtraOrdinary
                                                                                                    General Meeting
TICKER SYMBOL       MULT3                                             MEETING DATE                  30-Apr-2010
ISIN                BRMULTACNOR5                                      AGENDA                        702365049 - Management

ITEM                PROPOSAL                                           TYPE                VOTE        FOR/AGAINST    PREFERRED
                                                                                                       MANAGEMENT     PROVIDER
                                                                                                                      RECOMMENDATION
1                   Approve to decide regarding the amendment of    Management          Against        Against           None
                    the corporate Bylaws of the Company to
                    establish the term in office of the Members of
                    the Board of Directors at two years, in such a
                    way as to coincide with the term in office of
                    the Executive Committee and to decide
                    regarding the consequent amendment of the sole
                    resolution of Article 10 of the Corporate
                    Bylaws of the Company
2                   Amend the Articles 5 and 8 of the corporate     Management              For            For           None
                    bylaws of the Company to reflect the change of
                    the share capital of the Company, because of
                    the capital increases resolved on by the Board
                    of Directors, within the limits of t he
                    authorized capital of the Company, and
                    consequent consolidation of the corporate
                    bylaws of the Company



MULTIPLAN EMPREENDIMENTOS IMOBILIARIOS SA
SECURITY            P69913104                                         MEETING TYPE  Annual
                                                                                    General Meeting
TICKER SYMBOL       MULT3                                             MEETING DATE  30-Apr-2010
ISIN                BRMULTACNOR5                                      AGENDA       702389431 -
                                                                                    Management

ITEM                PROPOSAL                                           TYPE                VOTE        FOR/AGAINST    PREFERRED
                                                                                                       MANAGEMENT     PROVIDER
                                                                                                                      RECOMMENDATION
1                   Approve the financial statements relating to    Management              For            For           None
                    the FYE on 31 DEC 2009
2                   Approve the destination of the YE results of    Management              For            For           None
                    2009 and the distribution of dividends
3                   Election of Members of the Board of Directors   Management          Abstain        Against           None
4                   Approve to set the global annual remuneration   Management              For            For           None
                    of the Company Directors


Page 30


STANDARD CHARTERED PLC
SECURITY            G84228157                                         MEETING TYPE  Annual
                                                                                    General Meeting
TICKER SYMBOL       STAN                                              MEETING DATE  07-May-2010
ISIN                GB0004082847                                      AGENDA       702319547 -
                                                                                    Management

ITEM                PROPOSAL                                           TYPE                VOTE        FOR/AGAINST    PREFERRED
                                                                                                       MANAGEMENT     PROVIDER
                                                                                                                      RECOMMENDATION
1.                  Receive the report and accounts                 Management              For            For           None
2.                  Declare the final dividend                      Management              For            For           None
3.                  Approve the Directors' remuneration report      Management              For            For           None
4.                  Re-elect Mr. J.F.T. Dundas as Non-Executive     Management              For            For           None
                    Director
5.                  Re-elect Miss V.F. Gooding CBE as Non-          Management              For            For           None
                    Executive Director
6.                  Re-elect Mr. R.H.P. Markham as Non-Executive    Management              For            For           None
                    Director
7.                  Re-elect Mr. J.W. Peace as Chairman             Management              For            For           None
8.                  Re-elect Mr. P.A. Sands as Executive Director   Management              For            For           None
9.                  Re-elect Mr. P.D. Skinner as Non-Executive      Management              For            For           None
                    Director
10.                 Re-elect Mr. O.H.J. Stocken, as Non-Executive   Management              For            For           None
                    Director
11.                 Election of Mr. J.S. Bindra, who was appointed  Management              For            For           None
                    as an Executive Director by the Board since
                    the last AGM of the Company
12.                 Election of Mr. R. Delbridge, who was           Management              For            For           None
                    appointed as an Non-Executive Director by the
                    Board since the last AGM of the Company
13.                 Election of Dr. Han Seung-soo KBE, who was      Management              For            For           None
                    appointed as an Non-Executive Director by the
                    Board since the last AGM of the Company
14.                 Election of Mr. S.J. Lowth, who was appointed   Management              For            For           None
                    as an Non-Executive Director by the Board
                    since the last AGM of the Company
15.                 Election of Mr. A.M.G. Rees, who was appointed  Management              For            For           None
                    as an Executive Director by the Board since
                    the last AGM of the Company
16.                 Re-appoint the Auditor                          Management              For            For           None
17.                 Authorize the Board to set the Auditor's fees   Management              For            For           None
18.                 Authorize the Company and its subsidiaries to   Management              For            For           None
                    make political donations
19.                 Authorize the Board to allot shares             Management              For            For           None
20.                 Approve to extend the authority to allot shares Management              For            For           None
21.                 Authorize the Board to allot shares in          Management              For            For           None
                    connection with the Indian listing
S.22                Approve to disapply pre-emption rights          Management              For            For           None
S.23                Approve to disapply pre-emption rights in       Management              For            For           None
                    connection with the Indian listing
S.24                Authorize the Company to buy back its Ordinary  Management              For            For           None
                    Shares
S.25                Authorize the Company to buy back its           Management              For            For           None
                    Preference Shares
S.26                Adopt the new Articles of Association           Management              For            For           None
S.27                Authorize the Company to call a general         Management              For            For           None
                    meeting other than an AGM on not less than 14
                    clear days' notice
28.                 Amend the Standard Chartered 2006 Restricted    Management              For            For           None
                    Share Scheme
29.                 Approve the waiver in respect of the reporting  Management              For            For           None
                    and annual review requirements in respect of
                    ongoing banking transactions with associates
                    of Temasek that the Company has not been able
                    to identify
30.                 Approve the waiver in respect of the            Management              For            For           None
                    requirement to enter into fixed-term written
                    agreements with Temasek and its associates in
                    respect of ongoing banking transactions
31.                 Approve future ongoing banking transactions     Management              For            For           None
                    with Temasek and its associates, including the
                    waiver in respect of the requirement to set an
                    annual cap


Page 31


CHINA MOBILE LTD
SECURITY            Y14965100                                         MEETING TYPE  Annual
                                                                                    General Meeting
TICKER SYMBOL       CHLKF                                             MEETING DATE  12-May-2010
ISIN                HK0941009539                                      AGENDA       702350327 -
                                                                                    Management

ITEM                PROPOSAL                                           TYPE                VOTE        FOR/AGAINST    PREFERRED
                                                                                                       MANAGEMENT     PROVIDER
                                                                                                                      RECOMMENDATION
1                   Receive and consider the Audited financial      Management              For            For           None
                    statements and the Reports of the Directors
                    and Auditors of the Company and its
                    subsidiaries for the YE 31 DEC 2009
2                   Approve to declare a final dividend for the YE  Management              For            For           None
                    31 DEC 2009
3.i                 Re-election of Li Yue as a Director             Management              For            For           None
3.ii                Re-election of Lu Xiangdong as a Director       Management              For            For           None
3.iii               Re-election of Xin Fanfei as a Director         Management              For            For           None
3.iv                Re-election of Frank Wong Kwong Shing as a      Management              For            For           None
                    Director
4                   Re-appointment of Messrs. KPMG as the Auditors  Management              For            For           None
                    and to authorise the Directors to fix their
                    remuneration
5                   Authorize the Directors during the relevant     Management              For            For           None
                    period of all the powers of the Company to
                    purchase shares of HKD 0.10 each in the
                    capital of the Company including any form of
                    depositary receipt representing the right to
                    receive such shares  Shares ; and the
                    aggregate nominal amount of shares which may
                    be purchased on The Stock Exchange of Hong
                    Kong Limited or any other stock exchange on
                    which securities of the Company may be listed
                    and which is recognized for this purpose by
                    the Securities and Futures Commission of Hong
                    Kong and The Stock Exchange of Hong Kong
                    Limited shall not exceed or represent more
                    than 10% of the aggregate nominal amount of
                    the share capital of the Company in issue at
                    the date of passing this resolution, and the
                    said approval shall be limited accordingly;
                    CONTD..
-                   CONTD..  Authority expires earlier at the       Non-Voting                                           None
                    conclusion of the next AGM of the meeting or
                    the expiration of period within which the next
                    AGM of the Company is required by law to be held
6                   Authorize the Directors to exercise full        Management          Against        Against           None
                    powers of the Company to allot, issue and deal
                    with additional shares in the Company
                    including the making and granting of offers,
                    agreements and options which might require
                    shares to be allotted, whether during the
                    continuance of such mandate or thereafter
                    provided that, otherwise than pursuant to (i)
                    a rights issue where shares are offered to
                    shareholders on a fixed record date in
                    proportion to their then holdings of shares;
                    (ii) the exercise of options granted under any
                    share option scheme adopted by the Company;
                    (iii) any scrip dividend or similar
                    arrangement providing for the allotment of
                    shares in lieu of the whole or part of a
                    dividend in accordance with the Articles of
                    Association of the Company, the aggregate
                    nominal amount of the shares allotted shall
                    not exceed the CONTD..
-                   CONTD.. aggregate of: (a) 20% of the aggregate  Non-Voting                                           None
                    nominal amount of the share capital of the
                    Company in issue at the date of passing this
                    resolution, plus (b)  if the Directors are so
                    authorized by a separate ordinary resolution
                    of the shareholders of the Company the nominal
                    amount of the share capital of the Company
                    repurchased by the Company subsequent to the
                    passing of this resolution  up to a maximum
                    equivalent to 10% of the aggregate nominal
                    amount of the share capital of the Company in
                    issue at the date of passing this Resolution ;
                     Authority expires earlier at the conclusion
                    of the next AGM of the meeting or the
                    expiration of period within which the next AGM
                    of the Company is required by law to be held
7                   Authorize the Directors of the Company to       Management          Against        Against           None
                    exercise the powers of the Company referred to
                    in the resolution as specified in item 6 in
                    the notice of this meeting in respect of the
                    share capital of the Company as specified


Page 32


HACI OMER SABANCI HOLDING AS, ISTANBUL
SECURITY            M8223R167                                         MEETING TYPE Ordinary
                                                                                   General Meeting
TICKER SYMBOL       SAHOLY                                            MEETING DATE 12-May-2010
ISIN                TRESHOL00038                                      AGENDA      702385926 -
                                                                                   Management

ITEM                PROPOSAL                                           TYPE                VOTE        FOR/AGAINST    PREFERRED
                                                                                                       MANAGEMENT     PROVIDER
                                                                                                                      RECOMMENDATION
1                   Approve the opening of the general assembly     Management          No Action                        None
                    and forming meeting council
2                   Approve empowering the meeting council to sign  Management          No Action                        None
                    the general assembly meeting minutes
3                   Approve announcement and discussion of the      Management          No Action                        None
                    reports of Board of Directors and Auditors
                    regarding 2009 financial results
4                   Approve the announcement of donations made in   Management          No Action                        None
                    2009
5                   Ratify the 2009 balance sheet and income        Management          No Action                        None
                    statement and proposal and approval of the
                    profit distribution
6                   Approve the release of the members of the       Management          No Action                        None
                    Board of Directors and Auditors regarding 2009
                    activities
7                   Approve the assignment and wage determination   Management          No Action                        None
                    of the new Board of Directors in place of the
                    ones who served their terms
8                   Approve the independent audit firm determined   Management          No Action                        None
                    by the Board of Directors
9                   Authorize the members of the Board of           Management          No Action                        None
                    Directors and Chairman to handle the issues in
                    connection with the scope of Articles 334 and
                    335 of the Turkish Commercial Code



SWIRE PAC LTD
SECURITY            Y83310113                                         MEETING TYPE Annual
                                                                                   General Meeting
TICKER SYMBOL       SWRBF                                             MEETING DATE 13-May-2010
ISIN                HK0087000532                                      AGENDA      702387033 -
                                                                                   Management

ITEM                PROPOSAL                                           TYPE                VOTE        FOR/AGAINST    PREFERRED
                                                                                                       MANAGEMENT     PROVIDER
                                                                                                                      RECOMMENDATION
1                   Declare final dividends                         Management              For            For           None
2.a                 Re-elect P.A. Johansen as a Director            Management              For            For           None
2.b                 Re-elect J. R. Slosar as a Director             Management              For            For           None
3                   Re-appoint PricewaterhouseCoopers as the        Management              For            For           None
                    Auditors and authorize the Directors to fix
                    their remuneration
4                   Grant a general mandate for share repurchase    Management              For            For           None
5                   Grant a general mandate to issue and dispose    Management              For            For           None
                    of additional shares in the Company


Page 33


PETROCHINA CO LTD
SECURITY            Y6883Q104                                         MEETING TYPE Annual
                                                                                   General Meeting
TICKER SYMBOL       PCCYF                                             MEETING DATE 20-May-2010
ISIN                CNE1000003W8                                      AGENDA      702358715 -
                                                                                   Management

ITEM                PROPOSAL                                           TYPE                VOTE        FOR/AGAINST    PREFERRED
                                                                                                       MANAGEMENT     PROVIDER
                                                                                                                      RECOMMENDATION
1                   Receive the report of the Board of Directors    Management              For            For           None
                    of the Company for the year 2009
2                   Receive the report of the Supervisory           Management              For            For           None
                    Committee of the Company for the year 2009
3                   Approve the Audited Financial Statements of     Management              For            For           None
                    the Company for the year 2009
4                   Approve the declaration and payment of the      Management              For            For           None
                    final dividends for the YE 31 DEC 2009 in the
                    amount and in the manner recommended by the
                    Board of Directors
5                   Authorize the Board of Directors to determine   Management              For            For           None
                    the distribution of interim dividends for the
                    year 2010
6                   Approve the continuation of appointment of       Management         For            For           None
                    PricewaterhouseCoopers, Certified Public
                    Accountants, as the International Auditors of the
                    Company and PricewaterhouseCoopers Zhong Tian
                    CPAs Company Limited, Certified Public Accountants,
                    as the Domestic Auditors of the
                    Company, for the year 2010 and authorize the
                    Board of Directors to fix their remuneration
7                   Approve the transaction as contemplated in the  Management          Against        Against           None
                    Subscription Agreement entered into between
                    the Company, China Petroleum Finance Co., Ltd
                    and China National Petroleum Corporation dated
                    25 MAR 2010
S.8                 Authorize the Board of Directors, granted an     Management     Against             Against                None
                    unconditional general mandate to separately or
                    concurrently issue, allot and deal with
                    additional  domestic shares and overseas
                    listed foreign shares of the Company in
                    accordance with the status quo of the market,
                    including to decide on the class and number of
                    shares to be issued; the pricing mechanism
                    and/or the issue price (or the range of
                    issue price); the opening and closing date and time
                    of such issue; the class and number of
                    shares to be issued and allotted to current
                    shareholders of the Company; and/or to make any
                    proposals, enter into any agreements or grant any
                    share options or conversion rights which
                    may involve the exercise of the power mentioned
                    above; the number of the domestic shares and overseas
                    listed foreign shares issued and allotted
                    or agreed conditionally or unconditionally to be
                    issued and allotted whether or CONTD
-                   CONTD not by way of the exercise of share       Non-Voting                                           None
                    options, conversion rights or by any other
                    means  in accordance with (a) above shall not
                    exceed 20% of each of the existing domestic
                    shares and overseas listed foreign shares of
                    the Company in issue as at the date of this
                    resolution; (c) the Board of Directors may
                    make any proposals, enter into any agreements
                    or grant any share options or conversion
                    rights which may invoke the exercise, after
                    the expiry of the relevant period of this
                    mandate, of the power
                    mentioned above; Authority expire after the 12
                    month period following the passing of this
                    resolution ; and to make such amendments
                    to the Articles of Association of the Company as
                    it thinks fit so as to reflect the increased
                    registered share capital and the new capital
                    structure of the Company by reference to the
                    manner of the allotment and issuance, class and
                    number of shares of the Company allotted and
                    issued, as well as the capital
                    procure to be executed and done, all such
                    documents, deeds and things as it may consider
                    necessary in connection with the issue of such
                    shares so long as the same does not contravene
                    an and laws, rules, regulations or listing
                    rules of the stock exchanges on which the shares
                    of the Company are listed, and the Articles of
                    Association of the Company; in order to
                    facilitate the issuance of shares in accordance
                    with this resolution in a timely manner, to
                    establish a special committee of the Board of
                    Directors comprising Jiang-Jiemin, Zhou Jiping
                    and Wang Guoliang and to authorise such
                    committee to exercise all such power granted to
                    the Board of Directors to execute and do all
                    such documents, deeds and things as it may
                    consider necessary in connection with the issue
                    of such shares contingent on the passing of sub-
                    paragraphs (a) to (f) of this resolution
-                   CONTD of the Company alter such allotment and    Non-Voting                                          None
                    issuance; and to execute and do or
-                   CONTD the relevant period of this mandate; the   Non-Voting                                          None
                    Board of Directors and the special committee
                    of the Board of Directors will only
                    exercise its respective power under such
                    mandate in accordance with the Company Law of
                    the PRC, the Securities Law of the PRC,
                    regulations or the listing rules of the stock
                    exchange on which the Shares of the Company are
                    listed as amended from time to time and only if
                    all necessary approvals from the China
                    Securities Regulatory Commission and/or other
                    relevant PRC government authorities are
                    obtained and the special committee of the Board
                    of Directors will only exercise its power under
                    such mandate in accordance with the power
                    granted by the shareholders at the AGM to the
                    Board of Directors



Page 34


TURANALEM FINANCE BV, ROTTERDAM
SECURITY            N89065AE1                                         MEETING TYPE   ExtraOrdinary
                                                                                     General Meeting
TICKER SYMBOL       BTAS                                              MEETING DATE   24-May-2010
ISIN                XS0168848801                                      AGENDA        702373010 - Management

ITEM                PROPOSAL                                           TYPE                VOTE        FOR/AGAINST    PREFERRED
                                                                                                       MANAGEMENT     PROVIDER
                                                                                                                      RECOMMENDATION
E.1                 Approve: the Restructuring Plan; to instruct    Management              For            For           None
                    the Trustee to vote the full principal amount
                    of Notes outstanding and interest in relation
                    thereto in favour of and/or against the
                    Restructuring Plan at the Claimants' Meeting
                    in the same proportions as votes are cast in
                    favour of or against this Extraordinary
                    Resolution in Electronic Instruction Forms; to
                    instruct the Trustee, in the event that the
                    Issuer offers the BV Scheme to its creditors,
                    to vote the full principal amount of the Notes
                    outstanding and interest in relation thereto
                    in favour and/or against the BV Scheme at the
                    Issuer's creditors' meeting in the same
                    proportions as votes are cast in favour of or
                    against this Extraordinary Resolution in CONTD
                    CONTD assent to the termination of the          Non-Voting                                           None
                    Guarantee; and (ii) instruct the Trustee to
                    release the Issuer and the Guarantor from
                    their respective obligations under the Trust
                    Deed, provided that the Trustee shall only so
                    release the Issuer upon written instruction of
                    the Issuer unless the Issuer proposes a scheme
                    of arrangement akkoord that does not become
                    binding; to authorize, direct, and empower the
                    Issuer and the Guarantor to do all such other
                    acts and things and to execute such other
                    deeds, agreements or documents as may be
                    necessary or desirable to give effect to this
                    Extraordinary Resolution and the Trustee to
                    give its written consent thereto; to discharge
                    and exonerate the Trustee from all CONTD
                    CONTD liability to the Noteholders in           Non-Voting                                           None
                    connection with the Claimants' Meeting, the
                    Restructuring and this Extraordinary
                    Resolution and their implementation; and
                    authorize and request the Trustee to concur in
                    the above matters and to do all things and
                    take any action which is, in the reasonable
                    opinion of the Trustee, necessary, expedient
                    or desirable in connection with this
                    Extraordinary Resolution, all as provided in
                    and subject to the conditions specified in the
                    Restructuring Plan


Page 35


TURANALEM FINANCE BV, ROTTERDAM
SECURITY            N89065AR2                                         MEETING TYPE ExtraOrdinary
                                                                                   General Meeting
TICKER SYMBOL       BTAS                                              MEETING DATE 24-May-2010
ISIN                XS0283156270                                      AGENDA      702373022 -
                                                                                   Management

ITEM                PROPOSAL                                           TYPE                VOTE        FOR/AGAINST    PREFERRED
                                                                                                       MANAGEMENT     PROVIDER
                                                                                                                      RECOMMENDATION
E.1                 Approve, the restructuring plan; the trustee    Management              For            For           None
                    to vote the full principal amount of notes
                    outstanding and interest in relation thereto
                    in favor of and/or against the restructuring
                    plan at the claimants' meeting in the same
                    proportions as votes are cast in favor of or
                    against this extraordinary resolution in
                    electronic instruction forms; the trustee, in
                    the event that the issuer offers the BV scheme
                    to its creditors, to vote the full principal
                    amount of the notes outstanding and interest
                    in relation thereto in favor and/or against
                    the BV scheme at the issuer's creditors
                    meeting in the same proportions as votes are
                    cast in favor of or against this extraordinary
                    resolution in electronic instruction forms (to
                    the extent permitted by applicable law),
                    provided that, if the competent court or
                    supervisory judge does not allow the trustee
                    to cast a split vote, the trustee will vote
                    the full principal amount of the notes
                    outstanding in favor of the
                    CONTD the trustee, upon the request of the      Non-Voting                                           None
                    guarantor, to accelerate the notes and demand
                    payment under the guarantee; the trustee to
                    submit a claim form in respect of the amounts
                    which may be claimed under the guarantee in
                    accordance with the restructuring plan or
                    following an acceleration of the notes; the
                    claimants' meeting: i) assents to the
                    termination of the guarantee; and ii)
                    instructs the trustee to release the issuer
                    and the guarantor from their respective
                    obligations under the trust deed, provided
                    that the trustee shall only so release the
                    issuer upon written instruction of the issuer
                    unless the issuer proposes a scheme of
                    arrangement (accord) that does not become
                    binding; authorize, Directs the issuer and the
                    guarantor to do all such other acts and things
                    and to execute such other deeds, CONTD
                    CONTD agreements or documents as may be         Non-Voting                                           None
                    necessary or desirable to give effect to this
                    extraordinary resolution and the trustee to
                    give its written consent thereto; discharges
                    and exonerates the trustee from all liability
                    to the note holders in connection with the
                    claimants' meeting, the restructuring and this
                     extraordinary resolution and their
                    implementation; and authorize and requests the
                    trustee to concur in the above matters and to
                    do all things and take any action which is, in
                    the reasonable opinion of the trustee,
                    necessary, expedient or desirable in
                    connection with this extraordinary resolution
                    CONTD all as provided in and subject to the     Non-Voting                                           None
                    conditions specified in the Restructuring
                    Plan; the Trustee shall not be obliged to take
                    any of the steps set out in paragraph (4) of
                    this Extraordinary Resolution until it has
                    been indemnified or provided with security or
                    pre-funded to its satisfaction. As at the date
                    of this notice, no such indemnity, security or
                    pre-funding has been provided to the Trustee.
                    The Extraordinary Resolution provides that the
                    Bank can request acceleration of the Notes to
                    facilitate set-off under Kazakhstan law and
                    to otherwise facilitate the implementation of
                    the Restructuring Plan; the Trustee has had no
                    involvement in the formulation or negotiation
                    of the Restructuring Plan and expresses no
                    view on its merits. Furthermore, CONTD
                    CONTD the Trustee makes no representation as    Non-Voting                                           None
                    to the admissibility of any Claim Form
                    submitted by it in the event that the
                    Extraordinary Resolution is passed. The
                    Trustee has not reviewed and will not review
                    the Information Memorandum and expresses no
                    view on its contents; terms used in this
                    resolution and defined in or as provided in
                    the Notice convening this Meeting are used
                    herein as so defined


Page 36


TURANALEM FINANCE BV, ROTTERDAM
SECURITY            N89065AN1                                         MEETING TYPE ExtraOrdinary
                                                                                   General Meeting
TICKER SYMBOL       BTAS                                              MEETING DATE 24-May-2010
ISIN                XS0251881289                                      AGENDA      702373096 - Management

ITEM                PROPOSAL                                           TYPE                VOTE        FOR/AGAINST    PREFERRED
                                                                                                       MANAGEMENT     PROVIDER
                                                                                                                      RECOMMENDATION
E.1                 Approve the Restructuring Plan; instructs the   Management              For            For           None
                    Trustee to vote the full principal amount of
                    Notes outstanding and interest in relation
                    thereto in favor of and/or against the
                    Restructuring Plan at the Claimants' Meeting
                    in the same proportions as votes are cast in
                    favor of or against this Extraordinary
                    Resolution in Electronic Instruction Forms;
                    instructs the Trustee, in the event that the
                    Issuer offers the BV Scheme to its creditors,
                    to vote the full principal amount of the Notes
                    outstanding and interest in relation thereto
                    in favour and/or against the BV Scheme at the
                    Issuer's creditors' meeting in the same
                    proportions as votes are cast in favour of or
                    against this Extraordinary Resolution in
                    Electronic Instruction Forms (to the extent
                    permitted by applicable law), provided that,
                    if the competent court or CONTD.
                    CONTD. supervisory judge does not allow the     Non-Voting                                           None
                    Trustee to cast a split vote, the Trustee will
                    vote the full principal amount of the Notes
                    outstanding in favor of the BV Scheme;
                    instructs the Trustee, upon the request of the
                    Guarantor, to accelerate the Notes and demand
                    payment under the Guarantee; instructs the
                    Trustee to submit a Claim Form in respect of
                    the amounts which may be claimed under the
                    Guarantee in accordance with the Restructuring
                    Plan or following an acceleration of the
                    Notes; in the event the Restructuring Plan is
                    approved at the Claimants' Meeting: i) assents
                    to the termination of the Guarantee; and ii)
                    instructs the Trustee to release the Issuer
                    and the Guarantor from their respective
                    obligations under the Trust Deed, provided
                    that the Trustee shall only so release the
                    Issuer upon written CONTD.
                    CONTD. instruction of the Issuer unless the     Non-Voting                                           None
                    Issuer proposes a scheme of arrangement
                    (akkoord) that does not become binding;
                    authorize, directs, and empowers the Issuer
                    and the Guarantor to do all such other acts
                    and things and to execute such other deeds,
                    agreements or documents as may be necessary or
                    desirable to give effect to this Extraordinary
                    Resolution and the Trustee to give its written
                    consent thereto; discharges and exonerates the
                    Trustee from all liability to the Noteholders
                    in connection with the Claimants' Meeting, the
                    Restructuring and this Extraordinary
                    Resolution and their implementation; and
                    authorize and requests the Trustee to concur
                    in the above matters and to do all things and
                    take any action which is, in the reasonable
                    opinion of the Trustee, necessary, expedient
                    or desirable in CONTD.
                    CONTD. connection with this Extraordinary       Non-Voting                                           None
                    Resolution, all as provided in and subject to
                    the conditions specified in the Restructuring
                    Plan; The Trustee shall not be obliged to take
                    any of the steps set out in this Extraordinary
                    Resolution until it has been indemnified or
                    provided with security or pre-funded to its
                    satisfaction; as at the date of this notice,
                    no such indemnity, security or pre-funding has
                    been provided to the Trustee; the
                    Extraordinary Resolution provides that the
                    Bank can request acceleration of the Notes to
                    facilitate set-off under Kazakhstan law and to
                    otherwise facilitate the implementation of the
                    Restructuring Plan; the Trustee has had no
                    involvement in the formulation or negotiation
                    of the Restructuring Plan CONTD.
                    CONTD. and expresses no view on its merits.     Non-Voting                                           None
                    Furthermore, the Trustee makes no
                    representation as to the admissibility of any
                    Claim Form submitted by it in the event that
                    the Extraordinary Resolution is passed; the
                    Trustee has not reviewed and will not review
                    the Information Memorandum and expresses no
                    view on its contents; terms used in this
                    resolution and defined in or as provided in
                    the Notice convening this Meeting are used
                    herein as so defined


Page 37


PT ASTRA INTERNATIONAL TBK
SECURITY            Y7117N149                                         MEETING TYPE  Annual
                                                                                    General Meeting
TICKER SYMBOL       PTAIF                                             MEETING DATE  26-May-2010
ISIN                ID1000057607                                      AGENDA       702424095 -
                                                                                    Management

ITEM                PROPOSAL                                           TYPE                VOTE        FOR/AGAINST    PREFERRED
                                                                                                       MANAGEMENT     PROVIDER
                                                                                                                      RECOMMENDATION
1                   Approve the annual report and ratification to   Management              For            For           None
                    Company's financial report for year 2009
2                   Approve the profit allocation for year 2009     Management              For            For           None
3                   Approve the changing in the composition of      Management          Abstain        Against           None
                    Company's Board and determine their salary,
                    honorarium and allowances
4                   Appointment of Public Accountant for year 2010  Management              For            For           None



INFOSYS TECHNOLOGIES LTD
SECURITY            Y4082C133                                         MEETING TYPE    Annual
                                                                                      General Meeting
TICKER SYMBOL       INFZF                                             MEETING DATE    12-Jun-2010
ISIN                INE009A01021                                      AGENDA         702430810 - Management

ITEM                PROPOSAL                                           TYPE                VOTE        FOR/AGAINST    PREFERRED
                                                                                                       MANAGEMENT     PROVIDER
                                                                                                                      RECOMMENDATION
1                   Receive and adopt the balance sheet as at 31    Management              For            For           None
                    MAR 2010, the profit and loss account for the
                    YE on that date and the report of the
                    Directors and Auditors thereon
2                   Declare a final dividend for the FYE 31 MAR 2010Management              For            For           None
3                   Re-appointment of N. R. Narayana Murthy as a    Management              For            For           None
                    Director, who retires by rotation
4                   Re-appointment of Prof. Marti G. Subrahmanyam   Management              For            For           None
                    as a Director, who retires by rotation
5                   Re-appointment of S. Gopalakrishnan as a        Management              For            For           None
                    Director, who retires by rotation
6                   Re-appointment of S. D. Shibulal as a           Management              For            For           None
                    Director, who retires by rotation
7                   Re-appointment of T. V. Mohandas Pai as a       Management              For            For           None
                    Director, who retires by rotation
8                   Re-appointment of M/s. BSR & Co. Chartered      Management              For            For           None
                    Accountants as the Auditors of the Company to
                    hold office from the conclusion of this AGM to
                    the conclusion of the next AGM on such
                    remuneration as may be determined by the Board
                    of Directors in consultation with the
                    Auditors, which remuneration may be paid on a
                    progressive billing basis to be agreed between
                    the Auditors and the Board of Directors
9                   Re-appointment, pursuant to the provisions of   Management              For            For           None
                    Sections 198, 269, 309, 310 and 311 Schedule
                    XIII, and other applicable provisions, if any,
                    of the Companies Act, 1956  including any
                    statutory modifications or re-enactment
                    thereof, for the time being in force and
                    subject to such sanctions and approvals as may
                    be necessary, of T. V. Mohandas Pai as a whole-
                    time employment of the Company for a further
                    period of 5 years with effect from 27 MAY 2010
                    as per the terms and conditions as specified;
                    authorize the Board of Directors of the
                    Company to vary, alter or modify the different
                    components of the stated remuneration as may
                    be agreed to by the Board of Directors and T.
                    V. Mohandas Pai and that notwithstanding the
                    statements made above where in the FY 31 MAR
                    2011, the Company CONTD
0                   CONTD incurs a loss of its profits and are      Non-Voting                                           None
                    inadequate, the Company shall pay to T. V.
                    Mohandas Pai the remuneration by way of
                    salary, performance bonus and other allowances
                    not exceeding the limits specified under Para
                    2 Section II, Part II of the Schedule XIII to
                    the Companies Act, 1956, or such other limits
                    as may be prescribed by the Government from
                    time to time as minimum remuneration
10                  Re-appointment, pursuant to the provisions of   Management              For            For           None
                    Sections 198, 269, 309, 310 and 311 Schedule
                    XIII, and other applicable provisions, if any,
                    of the Companies Act, 1956  including any
                    statutory modifications or re-enactment
                    thereof, for the time being in force and
                    subject to such sanctions and approvals as may
                    be necessary, of Srinath Batni as a whole-time
                    employment of the Company for a further period
                    of 5 years with effect from 27 MAY 2010 as per
                    the terms and conditions as specified;
                    authorize the Board of Directors of the
                    Company to vary, alter or modify the different
                    components of the stated remuneration as may
                    be agreed to by the Board of Directors and
                    Srinath Batni and that notwithstanding the
                    statements made above where in the FY 31 MAR
                    2011, the Company CONTD
0                   CONTD incurs a loss of its profits and are      Non-Voting                                           None
                    inadequate, the Company shall pay to Srinath
                    Batni the remuneration by way of salary,
                    performance bonus and other allowances not
                    exceeding the limits specified under Para 2
                    Section II, Part II of the Schedule XIII to
                    the Companies Act, 1956, or such other limits
                    as may be prescribed by the Government from
                    time to time as minimum remuneration


Page 38


TAIWAN SEMICONDUCTOR MFG CO  LTD
SECURITY            Y84629107                                         MEETING TYPE  Annual
                                                                                    General Meeting
TICKER SYMBOL       TSMWF                                             MEETING DATE  15-Jun-2010
ISIN                TW0002330008                                      AGENDA       702254145 -
                                                                                    Management

ITEM                PROPOSAL                                           TYPE                VOTE        FOR/AGAINST    PREFERRED
                                                                                                       MANAGEMENT     PROVIDER
                                                                                                                      RECOMMENDATION
A.1                 Receive the report on the business of 2009      Non-Voting                                           None
A.2                 Receive the 2009 audited reports reviewed by    Non-Voting                                           None
                    the Supervisors
B.1                 Approve the 2009 business reports and           Management              For            For           None
                    financial statements
B.2                 Approve the 2009 earnings distribution;         Management              For            For           None
                    proposed cash dividend: TWD 3 per share
B.3                 Approve to revise the Articles of Incorporation Management              For            For           None
B.4                 Approve to revise the policies and procedures   Management              For            For           None
                    for financial derivatives transactions
B.5                 Other issues and extraordinary motions          Management          Abstain            For           None



TAIWAN MOBILE CO LTD
SECURITY            Y84153215                                         MEETING TYPE  Annual
                                                                                    General Meeting
TICKER SYMBOL       TWMBF                                             MEETING DATE  18-Jun-2010
ISIN                TW0003045001                                      AGENDA       702414614 -
                                                                                    Management

ITEM                PROPOSAL                                           TYPE                VOTE        FOR/AGAINST    PREFERRED
                                                                                                       MANAGEMENT     PROVIDER
                                                                                                                      RECOMMENDATION
A.1                 The 2009 business operations                    Non-Voting                                           None
A.2                 The 2009 audited reports                        Non-Voting                                           None
A.3                 Other presentations                             Non-Voting                                           None
B.1                 Approve the 2009 financial statements           Management              For            For           None
B.2                 Approve the 2009 profit distribution; proposed  Management              For            For           None
                    cash dividend: TWD 5.03 per share
B.3                 Approve to release the prohibition on           Management              For            For           None
                    Directors from participation in competitive
                    business
B.4                 Approve the revision to the procedures of       Management              For            For           None
                    monetary loans, endorsement and guarantee
B.5                 Approve the revision to the procedures of       Management              For            For           None
                    asset acquisition or disposal
B.6                 Other issues and extraordinary motions          Non-Voting                                           None


Page 39


ICICI BK LTD
SECURITY            Y38575109                                         MEETING TYPE   ExtraOrdinary
                                                                                     General Meeting
TICKER SYMBOL       ICIJF                                             MEETING DATE   21-Jun-2010
ISIN                INE090A01013                                      AGENDA        702461714 -
                                                                                     Management

ITEM                PROPOSAL                                           TYPE                VOTE        FOR/AGAINST    PREFERRED
                                                                                                       MANAGEMENT     PROVIDER
                                                                                                                      RECOMMENDATION
1.                  Approve, pursuant to the provisions of Section  Management              For            For           None
                    44A of the Banking Regulation Act, 1949 and
                    Reserve Bank of India's guidelines for
                    merger/amalgamation of private sector banks
                    dated 11 MAY 2005 (hereinafter referred to as
                    the "RBI Guidelines"), and in accordance with
                    any applicable provisions of the Companies
                    Act, 1956, the Memorandum and Articles of
                    Association of ICICI Bank Limited (hereinafter
                    referred to as "the Bank"), any other
                    applicable provisions of any other law for the
                    time being in force, and any directions,
                    guidelines or regulations, if any, of Reserve
                    Bank of India (hereinafter referred to as
                    "RBI") and of all other relevant authorities
                    from time to time, to the extent applicable
                    and subject to such approvals, consents,
                    permissions and sanctions of all appropriate
                    authorities, institutions or bodies, if
                    required and to the extent applicable, and
                    subject to such terms and conditions and
                    modifications as may be prescribed by any of
                    them while granting such approvals, consents,
                    permissions and sanctions, which the Board of
                    Directors of the Bank (hereinafter referred to
                    as "the Board", which expression shall be
                    deemed to include any Committee(s)
                    constituted/to be constituted or any other
                    person authorised/to be authorised by the
                    Board/Committee to exercise its powers
                    including the powers conferred by this
                    Resolution) is hereby authorised to accept,
                    the consent and approval of the Members of the
                    Bank be and is hereby accorded to the
                    amalgamation of The Bank of Rajasthan Limited
                    (hereinafter referred to as the "Transferor
                    Bank") with the Bank with effect from the date
                    on which the Scheme of Amalgamation
                    (hereinafter referred to as "the Scheme") is
                    sanctioned by RBI or such other date as may be
                    specified by RBI by an order in writing passed
                    in this behalf under the provisions of Section
                    44A of the Banking Regulation Act, 1949;
                    resolved further that pursuant to the
                    provisions of Section 44A of the Banking
                    Regulation Act, 1949 and the RBI Guidelines,
                    and in accordance with the matters stated in
                    the aforesaid Resolution: I.) the draft of the
                    Scheme circulated to the Members with the
                    Notice for this Meeting, be and is hereby
                    approved; II.) any Member of the Bank, who has
                    voted against the Scheme at the Meeting of the
                    Bank, or has given notice in writing at or
                    prior to the Meeting of the Bank, or to the
                    presiding officer of the Meeting of the Bank,
                    that he dissents from the Scheme, shall be
                    entitled, in the event of the Scheme being
                    sanctioned by RBI, to claim from the Bank, in
                    respect of the equity shares held by him in
                    the Bank, their value as determined by RBI
                    while sanctioning the Scheme and such Member
                    shall, in consideration thereof, compulsorily
                    tender the equity shares held by him in the
                    Bank, to the Bank for cancellation thereof and
                    to that extent the equity share capital of the
                    Bank shall stand reduced or be deemed to have
                    been reduced, by such number of equity shares
                    held and tendered by such Member, on the date
                    immediately preceding the Effective Date (as
                    defined in the Scheme), the determination by
                    RBI as to the value of the equity shares to be
                    paid to the dissenting Member being final for
                    all purposes; III.) the Board be and is hereby
                    authorised, on behalf of the Bank, for the
                    purpose of
                    giving effect to the provisions of the Scheme,
                    to effect the consequential reduction of the
                    paid-up equity share capital of the Bank, if
                    any, or of the Share Premium Account of the
                    Bank, as may be required in terms of the
                    Scheme as sanctioned by RBI; IV.) the Board be
                    and is hereby authorised, on behalf of the
                    Bank, to create, issue and allot, such number
                    of equity shares of the Bank to the Members of
                    the Transferor Bank in accordance with the
                    Scheme as sanctioned by RBI; V.) the Board be
                    and is hereby empowered and authorised to make
                    modifications and alterations to the Scheme
                    including those as may be required or
                    suggested by the relevant
                    authority/authorities; VI.) the Board be and
                    is hereby authorised to do all acts, matters,
                    deeds and things and to take all steps and
                    give such directions as may be necessary,
                    expedient, incidental, ancillary or desirable
                    as the Board in its absolute discretion may
                    deem fit for giving effect to the Scheme or
                    for its implementation and also to settle any
                    questions or difficulties that may arise in
                    such manner as the Board in its absolute
                    discretion may deem fit and to take all steps
                    which are incidental and ancillary thereto in
                    this connection


Page 40


LUKOIL OIL COMPANY JSC, MOSCOW
SECURITY            677862104                                         MEETING TYPE   Annual
                                                                                     General Meeting
TICKER SYMBOL       LUK                                               MEETING DATE   24-Jun-2010
ISIN                US6778621044                                      AGENDA        702455002 - Management

ITEM                PROPOSAL                                           TYPE                VOTE        FOR/AGAINST    PREFERRED
                                                                                                       MANAGEMENT     PROVIDER
                                                                                                                      RECOMMENDATION
1.                  Approve the annual report of OAO 'LUKOIL' for   Management              For            For           None
                    2009 and the annual financial statements,
                    including the income statements [profit and
                    loss accounts] of the Company, and the
                    distribution of profits
                    PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO   Non-Voting                                           None
                    THIS RESOLUTION REGARDING THE ELECTION OF
                    DIRECTORS. STANDING INSTRUCTIONS HAVE BEEN
                    REMOVED FOR THIS MEETING. PLEASE CONTACT YOUR
                    CLIENT SERVICE REPRESENTATIVE IF YOU HAVE ANY
                    QUESTIONS. THANK YOU.
2.1                 Election ALEKPEROV, Vagit Yusufovich to the     Management          Against        Against           None
                    Board of Directors
2.2                 Election BELIKOV, Igor Vyacheslavovich to the   Management          Against        Against           None
                    Board of Directors
2.3                 Election BLAZHEEV, Victor Vladimirovich to the  Management              For            For           None
                    Board of Directors
2.4                 Election WALLETTE (Jr.), Donald Evert to the    Management          Against        Against           None
                    Board of Directors
2.5                 Election GRAYFER, Valery Isaakovich to the      Management          Against        Against           None
                    Board of Directors
2.6                 Election GREF, Herman Oskarovich to the Board   Management              For            For           None
                    of Directors
2.7                 Election ESAULKOVA, Tatiana Stanislavovna to    Management          Against        Against           None
                    the Board of Directors
2.8                 Election IVANOV, Igor Sergeevich to the Board   Management              For            For           None
                    of Directors
2.9                 Election MAGANOV, Ravil Ulfatovich to the       Management          Against        Against           None
                    Board of Directors
2.10                Election MIKHAILOV, Sergei Anatolievich to the  Management          Against        Against           None
                    Board of Directors
2.11                Election of MOBIUS, Mark to the Board of        Management          Against        Against           None
                    Directors
2.12                Election of SHOKHIN, Alexander Nikolaevich to   Management              For            For           None
                    the Board of Directors
3.1                 Election IVANOVA, Lyubov Gavrilovna as a        Management              For            For           None
                    Member to the Audit Commission
3.2                 Election KONDRATIEV, Pavel Gennadievich as a    Management              For            For           None
                    Member to the Audit Commission
3.3                 Election NIKITENKO, Vladimir Nikolaevich as a   Management              For            For           None
                    Member to the Audit Commission
4.1                 Approve to pay remuneration and reimburse       Management              For            For           None
                    expenses to members of the Board of Directors
                    of OAO "LUKOIL" as specified
4.2                 Approve to deem it appropriate to establish     Management              For            For           None
                    additional remuneration for newly elected
                    Members of the Board of Directors for their
                    participation in conferences and other events
                    on written instructions of the Chairman of the
                    Board of Directors, in an amount of 104,000
                    roubles, and to retain the amounts of
                    remuneration for Members of the Board of
                    Directors of OAO "LUKOIL" established by
                    decision of the AGM of OAO "LUKOIL" of 26 JUN
                    2008 (Minutes No. 1)
5.1                 Approve to pay remuneration to each of the      Management              For            For           None
                    Members of the Audit Commission of OAO
                    "LUKOIL" in the amount established by decision
                    of the AGM of OAO "LUKOIL" of 26 JUN 2008
                    (Minutes No. 1) - 2,600,000 roubles
5.2                 Approve to deem it appropriate to retain the    Management              For            For           None
                    amounts of remuneration for Members of the
                    Audit Commission of OAO "LUKOIL" established
                    by decision of the AGM of OAO "LUKOIL" of 26
                    JUN 2008 (Minutes No. 1)
6.                  Approve the Independent Auditor of OAO          Management              For            For           None
                    "LUKOIL" Closed Joint Stock Company KPMG
7.                  Approve the amendments to the Regulations on    Management              For            For           None
                    the Procedure for Preparing and Holding the
                    General Shareholders Meeting of OAO "Lukoil",
                    as specified
8.1                 Approve the contract(s) of guarantee between    Management              For            For           None
                    OAO "LUKOIL" (Guarantor) and Sberbank of
                    Russia OAO (Bank) on the specified terms and
                    conditions
8.2                 Approve the Policy (contract) on insuring the   Management              For            For           None
                    liability of Directors, Officers and
                    Corporations between OAO "LUKOIL"
                    (Policyholder) and OAO Kapital Strakhovanie
                    (Insurer) on the specified terms and conditions


Page 41


ICICI BK LTD
SECURITY            Y38575109                                         MEETING TYPE   Annual
                                                                                     General Meeting
TICKER SYMBOL       ICIJF                                             MEETING DATE   28-Jun-2010
ISIN                INE090A01013                                      AGENDA         702498898 -
                                                                                     Management

ITEM                PROPOSAL                                           TYPE                VOTE        FOR/AGAINST    PREFERRED
                                                                                                       MANAGEMENT     PROVIDER
                                                                                                                      RECOMMENDATION
1                   Receive and adopt the audited profit and loss   Management              For            For           None
                    account for the FYE 31 MAR 2010 and balance
                    sheet as at that date together with the
                    reports of the Directors and the Auditors
2                   Declare a dividend on preference shares         Management              For            For           None
3                   Declare a dividend on equity shares             Management              For            For           None
4                   Re-appoint Mr. K. V. Kamath as a Director, who  Management              For            For           None
                    retires by rotation
5                   Re-appoint Mr. Sridar Iyengar as a Director,    Management              For            For           None
                    who retires by rotation
6                   Appointment of S. R. Batliboi and Company,      Management              For            For           None
                    Chartered Accountants Registration No. 301003E
                    , pursuant to the provisions of Sections 224,
                    225 and other applicable provisions, if any,
                    of the Companies Act, 1956 and the Banking
                    Regulation Act, as the Statutory Auditors of
                    the Company, in place of the retiring Auditors
                    B S R & Company, Chartered accountants to hold
                    office from the conclusion of this meeting
                    until the conclusion of the next AGM of the
                    Company, on a remuneration  including terms of
                    payment  to be fixed by the Board of Directors
                    of the Company, based on the recommendation of
                    the audit committee, plus service tax and such
                    other taxes, as may be applicable, and
                    reimbursement of all out-of-pocket expenses in
                    connection with the audit of the accounts of
                    the Company for the year ending 31 MAR 2011
7                   Authorize the Board of Directors of the         Management              For            For           None
                    Company, pursuant to the provisions of Section
                    228 and other applicable provisions, if any,
                    of the Companies Act, 1956 and the Banking
                    Regulation Act, 1949, to appoint Branch
                    Auditors, as and when required in consultation
                    with the Statutory Auditors, to audit the
                    accounts in respect of the Company's
                    branches/offices in India and abroad and to
                    fix their terms and conditions of appointment
                    and remuneration, based on the recommendation
                    of the Audit Committee, plus service tax and
                    such other taxes, as may be applicable and
                    reimbursement of all out-of-pocket expenses in
                    connection with the audit of the accounts of
                    the branches/offices in India and abroad for
                    the year ending 31 MAR 2011
8                   Appointment of Mr. Homi Khusrokhan as a         Management              For            For           None
                    Director of the Company
9                   Appointment of Mr. V. Sridar as a Director of   Management              For            For           None
                    the Company
10                  Appointment of Mr. Tushaar Shah as a Director   Management              For            For           None
                    of the Company
11                  Approve that Mr. Narendra Murkumbi, a           Management              For            For           None
                    Director, who retires by rotation at this AGM
                    and who has expressed his desire not to be re-
                    appointed as a Director, be retired and not be
                    re-appointed
12                  Approve, subject to the applicable provisions   Management              For            For           None
                    of the Companies Act, 1956, the Banking
                    Regulation Act, 1949 and the provisions of the
                    Articles of Association of the Company and
                    subject to the approval of Reserve Bank of
                    India, the revision in the house rent
                    allowance payable to Ms. Chanda D. Kochhar,
                    Managing Director and Chief Executive Officer
                    effective 01 APR 2010, and that all other
                    components of remuneration and other terms and
                    conditions relating to remuneration of  Ms.
                    Chanda  D. Kochhar as approved by the members
                    earlier shall remain unchanged
13                  Approve, subject to the applicable provisions   Management              For            For           None
                    of the Companies Act, 1956, the Banking
                    Regulation Act, 1949 and the provisions of the
                    Articles of Association of the Company and
                    subject to the approval of Reserve Bank of
                    India, the revision in the house rent
                    allowance payable to Mr. Sandeep Bakshi,
                    Deputy Managing Director effective 01 APR
                    2010, and that all other components of
                    remuneration and other terms and conditions
                    relating to remuneration of  Mr. Sandeep
                    Bakshi as approved by the members earlier
                    shall remain unchanged
14                  Approve, subject to the applicable provisions   Management              For            For           None
                    of the Companies Act, 1956, the Banking
                    Regulation Act, 1949 and the provisions of the
                    Articles of Association of the Company and
                    subject to the approval of Reserve Bank of
                    India, the revision in the house rent
                    allowance payable to Mr. N. S. Kannan,
                    Executive Director and Chief Financial Officer
                    effective 01 APR 2010, and that all other
                    components of remuneration and other terms and
                    conditions relating to remuneration of  Mr. N.
                    S. Kannan as approved by the members earlier
                    shall remain unchanged
15                  Approve, subject to the applicable provisions   Management              For            For           None
                    of the Companies Act, 1956, the Banking
                    Regulation Act, 1949 and the provisions of the
                    Articles of Association of the Company and
                    subject to the approval of Reserve Bank of
                    India, the revision in the house rent
                    allowance payable to Mr. K. Ramkumar,
                    Executive Director effective 01 APR 2010, and
                    that all other components of remuneration and
                    other terms and conditions relating to
                    remuneration of  Mr. K. Ramkumar as approved
                    by the members earlier shall remain unchanged
16                  Approve, subject to the applicable provisions   Management              For            For           None
                    of the Companies Act, 1956, the Banking
                    Regulation Act, 1949 and the provisions of the
                    Articles of Association of the Company and
                    subject to the approval of Reserve Bank of
                    India, the revision in the house rent
                    allowance payable to Mr. Sonjoy Chatterjee,
                    Executive Director effective 01 APR 2010, and
                    that all other components of remuneration and
                    other terms and conditions relating to
                    remuneration of  Mr. Sonjoy Chatterjee as
                    approved by the members earlier shall remain
                    unchanged
17                  Appointment of Mr. Rajiv Sabharwal as a         Management              For            For           None
                    Director of the Company, effective from the
                    date of receipt of approval from the Reserve
                    Bank of India
18                  Appointment, subject to the applicable          Management              For            For           None
                    provisions of the Companies Act, 1956, the
                    Banking Regulations Act, 1949, and the
                    provisions of the Articles of Association of
                    the Company, of Mr. Rajiv Sabharwal as a Whole-
                    time Director of the Company designated as
                    Executive Director , for a period of 5 years,
                    effective from the date of receipt of approval
                    from the Reserve Bank of India; approve the
                    payment of the specified remuneration
                    effective from the date of receipt of approval
                    from the Reserve
                    Bank of India; authorize the Board or any
                    Committee thereof to decide the remuneration
                    salary, perquisites and bonus  payable to Mr.
                    Rajiv Sabharwal and his designation during his
                    tenure as a Whole-Time Director of the
                    Company, within the specified terms, subject
                    to the approval of the Reserve Bank of India
                    wherever applicable, from time to time; that,
                    in the event of absence CONTD
0                   CONTD or inadequacy of net profit in any FY,    Non-Voting                                           None
                    the remuneration payable to Mr. Rajiv
                    Sabharwal shall be governed by Section II of
                    Part II of Schedule XIII of the Companies Act,
                    1956, or any modification(s) thereto; and that
                    Mr. Rajiv Sabharwal shall not be subject to
                    the retirement by rotation during his tenure
                    as Whole-Time Director; however, in order to
                    comply with the provisions of the Articles of
                    Association of the Company and the Companies
                    Act, 1956, he shall be liable to retire by
                    rotation, if at any time, the number of non-
                    rotational Directors exceed one-third of the
                    total number of Director; if he is re-
                    appointed as a Director, immediately on
                    retirement by rotation, he shall continue to
                    hold his office of Whole-Time Director and the
                    retirement by rotation and re-appointment
                    shall not be deemed to constitute a break in
                    his appointment as a Whole-Time Director

                                  SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)               FIRST TRUST/ABERDEEN EMERGING
                           OPPORTUNITY FUND
                           ---------------------------------------


By (Signature and Title)*  /s/ James A. Bowen
                           -----------------------------------
                           James A. Bowen, President


Date                       August 31, 2010
                           -------------------------

* Print the name and title of each signing officer under his or her signature.